UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2016 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of six series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2016

COMMON STOCKS: 99.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 16.6%
AUTOMOBILES & COMPONENTS: 1.5%
Harley-Davidson, Inc.	5,660,647	$297,693,426
Johnson Controls International PLC (Ireland)	11,429,351	531,807,702

		829,501,128
CONSUMER DURABLES & APPAREL: 0.6%
Coach, Inc.	8,813,900	322,236,184
MEDIA: 12.1%
Charter Communications, Inc., Class A(a)	6,384,486	1,723,619,685
Comcast Corp., Class A	24,248,797	1,608,665,193
DISH Network Corp., Class A(a)	8,391,149	459,667,142
News Corp., Class A	4,462,806	62,390,028
Time Warner, Inc.	21,677,832	1,725,772,206
Twenty-First Century Fox, Inc., Class A	41,334,626	1,001,124,642
Twenty-First Century Fox, Inc., Class B	9,350,000	231,319,000

		6,812,557,896
RETAILING: 2.4%
Liberty Interactive Corp. QVC Group, Series A(a)	12,017,275	240,465,673
Target Corp.	6,430,154	441,622,976
The Priceline Group, Inc.(a)	460,400	677,473,996

		1,359,562,645

		9,323,857,853
CONSUMER STAPLES: 1.8%
FOOD & STAPLES RETAILING: 1.8%
Wal-Mart Stores, Inc.	13,678,050	986,460,966
ENERGY: 9.9%
Anadarko Petroleum Corp.	13,395,521	848,740,211
Apache Corp.	17,095,994	1,091,921,137
Baker Hughes, Inc.	20,062,050	1,012,531,663
Concho Resources, Inc.(a)	3,615,000	496,520,250
National Oilwell Varco, Inc.	18,698,000	686,964,520
Schlumberger, Ltd. (Curacao/United States)	15,849,245	1,246,384,627
Weatherford International PLC(a) (Ireland)	28,007,400	157,401,588

		5,540,463,996
FINANCIALS: 27.0%
BANKS: 10.1%
Bank of America Corp.	136,053,200	2,129,232,580
BB&T Corp.	14,915,144	562,599,232
JPMorgan Chase & Co.	18,090,200	1,204,626,418
Wells Fargo & Co.	40,553,341	1,795,701,939

		5,692,160,169
DIVERSIFIED FINANCIALS: 14.3%
American Express Co.	17,417,300	1,115,403,892
Bank of New York Mellon Corp.	34,121,024	1,360,746,437
Capital One Financial Corp.(b)	29,786,611	2,139,572,268
Charles Schwab Corp.	61,864,400	1,953,059,108
Goldman Sachs Group, Inc.	9,244,800	1,490,908,896

		8,059,690,601
INSURANCE: 2.6%
AEGON NV (Netherlands)	71,579,823	276,298,117
MetLife, Inc.	26,432,700	1,174,404,861

		1,450,702,978

		15,202,553,748
HEALTH CARE: 16.8%
HEALTH CARE EQUIPMENT & SERVICES: 6.7%
Anthem, Inc.	1,527,685	191,434,207
Cigna Corp.	8,508,217	1,108,790,840
Danaher Corp.	3,437,600	269,473,464
Express Scripts Holding Co.(a)	12,534,871	884,084,452
Medtronic PLC (Ireland)	2,969,600	256,573,440
UnitedHealth Group, Inc.	7,660,360	1,072,450,400

		3,782,806,803

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 10.1%
Alnylam Pharmaceuticals, Inc.(a)	3,322,768	$225,217,215
AstraZeneca PLC ADR (United Kingdom)	27,781,173	912,889,345
Merck & Co., Inc.	10,362,500	646,723,625
Novartis AG ADR (Switzerland)	18,773,500	1,482,355,560
Roche Holding AG ADR (Switzerland)	31,020,799	960,714,145
Sanofi ADR (France)	37,826,728	1,444,602,742

		5,672,502,632

		9,455,309,435
INDUSTRIALS: 3.6%
TRANSPORTATION: 3.6%
FedEx Corp.	7,068,399	1,234,707,937
Union Pacific Corp.	8,190,000	798,770,700

		2,033,478,637
INFORMATION TECHNOLOGY: 21.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Maxim Integrated Products, Inc.	12,095,740	482,982,898
SOFTWARE & SERVICES: 8.7%
Alphabet, Inc., Class A(a)	213,100	171,345,186
Alphabet, Inc., Class C(a)	1,769,253	1,375,222,665
Dell Technologies, Inc., Class V(a)	5,726,975	273,749,405
Microsoft Corp.	25,997,300	1,497,444,480
Symantec Corp.(b)	22,944,700	575,911,970
Synopsys, Inc.(a)(b)	7,825,469	464,441,585
VMware, Inc.(a)	7,250,000	531,787,500

		4,889,902,791
TECHNOLOGY, HARDWARE & EQUIPMENT: 11.7%
Cisco Systems, Inc.	38,682,711	1,227,015,593
Corning, Inc.	21,912,000	518,218,800
Hewlett Packard Enterprise Co.(b)	93,552,495	2,128,319,261
HP Inc.	83,407,695	1,295,321,503
Juniper Networks, Inc.	1,077,165	25,916,590
NetApp, Inc.(b)	20,582,731	737,273,424
TE Connectivity, Ltd. (Switzerland)	9,976,475	642,285,461

		6,574,350,632

		11,947,236,321
MATERIALS: 0.9%
Celanese Corp., Series A(b)	7,647,565	509,021,926
TELECOMMUNICATION SERVICES: 1.3%
Sprint Corp.(a)	107,116,127	710,179,922
TOTAL COMMON STOCKS (Cost $40,527,373,679)		55,708,562,804

SHORT-TERM INVESTMENTS: 0.5%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	$55,873,119	$55,873,119
REPURCHASE AGREEMENT: 0.4%
Fixed Income Clearing Corporation(c) 0.15%, dated 9/30/16, due 10/3/16, maturity value $212,980,662	212,978,000	212,978,000

TOTAL SHORT-TERM INVESTMENTS (Cost $268,851,119)		268,851,119

TOTAL INVESTMENTS (Cost $40,796,224,798)	99.6%	55,977,413,923
OTHER ASSETS LESS LIABILITIES	0.4%	251,300,364

NET ASSETS	100.0%	$56,228,714,287

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.375%-2.125%, 9/30/23-5/15/25. Total collateral value is $217,239,994.

1 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2016

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

Securities denominated in U.S. dollars.

ADR: American Depositary Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index – Long Position	3,533	Dec 2016	$381,634,660	$(256,444)

See accompanying Notes to Portfolio of Investments	Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2016:

Security Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$55,708,562,804	$—	$—
Short-term Investments
Money Market Fund	55,873,119	—	—
Repurchase Agreement	—	212,978,000	—

Total Securities	$55,764,435,923	$212,978,000	$—

Other Financial Instruments
Index Futures Contracts
Depreciation	$(256,444)	$—	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2016, the cost of investments for federal income tax purposes was $40,801,759,556. Net unrealized appreciation aggregated $15,175,654,367 of which $16,626,302,048 represented appreciated securities and $1,450,647,681 represented depreciated securities.

Dodge & Cox Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2016. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
ADT Corp.	11,138,437	—	(11,138,437)	—	$2,450,456		$—
Capital One Financial Corp.	29,786,611	—	—	29,786,611	35,743,933		2,139,572,268
Celanese Corp.	7,219,998	627,567	(200,000)	7,647,565	7,292,398		509,021,926
Hewlett Packard Enterprise Co.	90,984,995	5,017,500	(2,450,000)	93,552,495	10,560,274		2,128,319,261
NetApp, Inc.	21,532,731	900,000	(1,850,000)	20,582,731	12,176,002		737,273,424
Symantec Corp.	54,111,000	—	(31,166,300)	22,944,700	193,986,863		—	(c)
Synopsys, Inc.	9,193,469	—	(1,368,000)	7,825,469	—	(b)	464,441,585

					$262,209,926		$5,978,628,464

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Stock Fund

GLOBAL STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2016

COMMON STOCKS: 93.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 21.3%
AUTOMOBILES & COMPONENTS: 3.9%
Bayerische Motoren Werke AG (Germany)	620,200	$52,120,223
Honda Motor Co., Ltd. (Japan)	2,722,500	77,522,990
Johnson Controls International PLC (Ireland)	1,221,540	56,838,256
Mahindra & Mahindra, Ltd. (India)	1,851,005	39,032,908
Yamaha Motor Co., Ltd. (Japan)	1,448,400	28,852,305

		254,366,682
CONSUMER DURABLES & APPAREL: 0.4%
Coach, Inc. (United States)	779,700	28,505,832
MEDIA: 13.0%
Altice NV, Series A(a) (Netherlands)	3,459,444	62,062,043
Charter Communications, Inc., Class A(a) (United States)	486,297	131,285,601
Comcast Corp., Class A (United States)	1,265,400	83,946,636
DISH Network Corp., Class A(a) (United States)	786,300	43,073,514
Grupo Televisa SAB ADR (Mexico)	2,123,100	54,542,439
Liberty Global PLC LiLAC, Series C(a) (United Kingdom)	318,462	8,932,859
Liberty Global PLC, Series C(a) (United Kingdom)	2,046,000	67,599,840
Naspers, Ltd. (South Africa)	1,044,600	180,809,241
Television Broadcasts, Ltd. (Hong Kong)	2,509,500	9,576,763
Time Warner, Inc. (United States)	1,757,466	139,911,868
Twenty-First Century Fox, Inc., Class A (United States)	2,586,300	62,640,186

		844,380,990
RETAILING: 4.0%
JD.com, Inc. ADR(a) (Cayman Islands/China)	4,503,600	117,498,924
Target Corp. (United States)	615,600	42,279,408
The Priceline Group, Inc.(a) (United States)	65,700	96,676,893

		256,455,225

		1,383,708,729
CONSUMER STAPLES: 1.3%
FOOD & STAPLES RETAILING: 0.9%
Wal-Mart Stores, Inc. (United States)	826,600	59,614,392
FOOD, BEVERAGE & TOBACCO: 0.4%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	4,169,785	25,246,582

		84,860,974
ENERGY: 7.0%
Anadarko Petroleum Corp. (United States)	1,713,100	108,542,016
Apache Corp. (United States)	1,271,732	81,225,523
Baker Hughes, Inc. (United States)	1,494,087	75,406,571
National Oilwell Varco, Inc. (United States)	1,573,700	57,817,738
Saipem SPA(a) (Italy)	58,742,301	24,857,728
Schlumberger, Ltd. (Curacao/United States)	1,089,600	85,686,144
Weatherford International PLC(a) (Ireland)	4,409,375	24,780,687

		458,316,407
FINANCIALS: 23.4%
BANKS: 12.5%
Banco Santander SA (Spain)	6,582,369	29,185,303
Bank of America Corp. (United States)	10,439,200	163,373,480
Barclays PLC (United Kingdom)	74,751,800	162,580,582
BNP Paribas SA (France)	1,316,900	67,709,337
ICICI Bank, Ltd. (India)	29,912,115	113,394,681
Kasikornbank PCL- Foreign (Thailand)	6,693,800	36,221,861

	SHARES	VALUE
Standard Chartered PLC (United Kingdom)	15,456,877	$125,876,272
UniCredit SPA (Italy)	12,289,260	28,604,235
Wells Fargo & Co. (United States)	1,936,873	85,764,736

		812,710,487
DIVERSIFIED FINANCIALS: 8.8%
American Express Co. (United States)	1,307,400	83,725,896
Bank of New York Mellon Corp. (United States)	1,497,200	59,708,336
Capital One Financial Corp. (United States)	1,672,100	120,106,943
Charles Schwab Corp. (United States)	3,732,200	117,825,554
Credit Suisse Group AG (Switzerland)	5,880,533	76,934,199
Goldman Sachs Group, Inc. (United States)	727,000	117,243,290

		575,544,218
INSURANCE: 2.1%
AEGON NV (Netherlands)	11,489,708	44,025,628
Aviva PLC (United Kingdom)	15,812,720	90,283,328

		134,308,956

		1,522,563,661
HEALTH CARE: 14.9%
HEALTH CARE EQUIPMENT & SERVICES: 5.2%
Anthem, Inc. (United States)	291,288	36,501,299
Cigna Corp. (United States)	829,800	108,139,536
Express Scripts Holding Co.(a) (United States)	1,031,600	72,758,748
UnitedHealth Group, Inc. (United States)	887,800	124,292,000

		341,691,583
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 9.7%
Alnylam Pharmaceuticals, Inc.(a) (United States)	381,900	25,885,182
AstraZeneca PLC (United Kingdom)	1,233,700	80,016,938
Bayer AG (Germany)	470,620	47,279,019
Merck & Co., Inc. (United States)	644,400	40,217,004
Novartis AG (Switzerland)	1,323,300	104,066,001
Novartis AG ADR (Switzerland)	571,000	45,086,160
Roche Holding AG (Switzerland)	499,800	123,985,384
Sanofi (France)	2,143,262	162,852,231

		629,387,919

		971,079,502
INDUSTRIALS: 3.9%
CAPITAL GOODS: 1.8%
Schneider Electric SA (France)	1,656,078	115,453,581
TRANSPORTATION: 2.1%
FedEx Corp. (United States)	382,400	66,797,632
Union Pacific Corp. (United States)	720,100	70,231,353

		137,028,985

		252,482,566
INFORMATION TECHNOLOGY: 14.9%
SOFTWARE & SERVICES: 6.9%
Alphabet, Inc., Class C(a) (United States)	229,099	178,076,362
Baidu, Inc. ADR(a) (Cayman Islands/China)	521,200	94,894,884
Dell Technologies, Inc., Class V(a) (United States)	1,147,907	54,869,984
Microsoft Corp. (United States)	1,438,200	82,840,320
VMware, Inc.(a) (United States)	485,700	35,626,095

		446,307,645
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.0%
Cisco Systems, Inc. (United States)	3,960,200	125,617,544
Hewlett Packard Enterprise Co. (United States)	6,642,900	151,125,975
HP Inc. (United States)	6,635,100	103,043,103

1 / Dodge & Cox Global Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2016

COMMON STOCKS (continued)

	SHARES	VALUE
NetApp, Inc. (United States)	705,780	$25,281,040
Samsung Electronics Co., Ltd. (South Korea)	44,417	64,446,693
TE Connectivity, Ltd. (Switzerland)	810,115	52,155,204

		521,669,559

		967,977,204
MATERIALS: 2.7%
Celanese Corp., Series A (United States)	979,334	65,184,471
LafargeHolcim, Ltd. (Switzerland)	994,020	53,716,984
Linde AG (Germany)	347,710	59,097,752

		177,999,207
REAL ESTATE: 1.6%
Hang Lung Group, Ltd. (Hong Kong)	18,974,100	72,164,400
Hang Lung Properties, Ltd. (Hong Kong)	14,826,000	33,335,753

		105,500,153
TELECOMMUNICATION SERVICES: 2.6%
Millicom International Cellular SA SDR (Luxembourg)	822,900	42,685,516
MTN Group, Ltd. (South Africa)	5,560,200	47,593,448
Sprint Corp.(a) (United States)	11,880,600	78,768,378

		169,047,342

TOTAL COMMON STOCKS (Cost $5,414,397,343)		6,093,535,745

PREFERRED STOCKS: 4.5%
ENERGY: 1.0%
Petroleo Brasileiro SA ADR(a) (Brazil)	8,127,903	67,542,874
FINANCIALS: 2.1%
BANKS: 2.1%
Itau Unibanco Holding SA (Brazil)	12,362,763	135,026,165
INFORMATION TECHNOLOGY: 1.4%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.4%
Samsung Electronics Co., Ltd. (South Korea)	80,014	93,719,580

TOTAL PREFERRED STOCKS (Cost $202,694,200)		296,288,619

SHORT-TERM INVESTMENTS: 2.0%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	$6,467,575	$6,467,575
REPURCHASE AGREEMENT: 1.9%
Fixed Income Clearing Corporation(b) 0.15%, dated 9/30/16, due 10/3/16, maturity value $120,259,503	120,258,000	120,258,000

TOTAL SHORT-TERM INVESTMENTS (Cost $126,725,575)		126,725,575

TOTAL INVESTMENTS (Cost $5,743,817,118)	100.1%	6,516,549,939
OTHER ASSETS LESS LIABILITIES	(0.1%)	(5,260,131)

NET ASSETS	100.0%	$6,511,289,808

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by Freddie Mac 0.875%, 2/22/17 and U.S. Treasury Inflation Indexed Note 2.625%, 7/15/17. Total collateral value is $122,665,785.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index – Long Position	912	Dec 2016	$98,514,240	$528,753

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell CHF:
Goldman Sachs	10/19/16	15,371,215	15,000,000	(82,294)
Goldman Sachs	10/26/16	30,554,565	30,000,000	(365,460)
UBS	10/26/16	30,535,594	30,000,000	(384,431)
Contracts to sell CNH:
Credit Suisse	11/9/16	22,422,195	150,000,000	(12,673)
Bank of America	12/14/16	47,495,362	320,000,000	(262,429)
Citibank	1/25/17	20,345,864	134,600,100	299,863
JPMorgan	1/25/17	10,720,689	70,998,300	146,908
JPMorgan	1/25/17	10,721,083	70,998,300	147,302
Citibank	2/15/17	10,716,725	70,998,300	153,772
JPMorgan	2/15/17	4,281,891	28,399,300	56,713
JPMorgan	2/15/17	10,724,009	70,998,300	161,056
JPMorgan	2/15/17	10,700,573	70,998,300	137,620
UBS	2/22/17	40,505,172	273,328,900	(146,154)
Citibank	3/1/17	18,197,829	120,697,100	253,062
Citibank	3/1/17	18,200,573	120,697,100	255,806
Credit Suisse	3/8/17	11,709,600	79,330,200	(80,878)
UBS	3/8/17	29,281,795	198,325,600	(194,414)
Citibank	3/15/17	7,742,944	51,391,000	107,543
Citibank	3/15/17	13,888,767	92,297,800	175,651
JPMorgan	3/15/17	7,744,907	51,391,100	109,491
JPMorgan	3/15/17	7,722,310	51,280,900	103,267
Bank of America	3/22/17	8,001,894	54,088,800	(31,594)
UBS	3/22/17	28,569,426	193,243,600	(131,894)
Citibank	3/29/17	7,197,617	47,720,200	112,434
Citibank	3/29/17	14,391,212	95,440,500	220,832
Citibank	3/29/17	11,049,940	73,415,800	149,643
HSBC	3/29/17	8,251,895	54,635,800	139,930
JPMorgan	3/29/17	14,375,734	95,440,500	205,355
JPMorgan	3/29/17	4,416,923	29,284,200	68,997
Contracts to sell EUR:
Credit Suisse	11/16/16	26,084,291	23,250,000	(84,556)
JPMorgan	11/16/16	14,301,611	12,750,000	(49,047)
Bank of America	11/23/16	21,742,065	19,400,000	(99,930)
Barclays	12/7/16	21,380,700	19,000,000	(24,115)
HSBC	12/7/16	12,369,830	11,000,000	(22,431)

				$1,032,945

See accompanying Notes to Portfolio of Investments	Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2016:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$1,383,708,729	$—	$—
Consumer Staples	84,860,974	—	—
Energy	458,316,407	—	—
Financials	1,522,563,661	—	—
Health Care	971,079,502	—	—
Industrials	252,482,566	—	—
Information Technology	967,977,204	—	—
Materials	177,999,207	—	—
Real Estate	105,500,153	—	—
Telecommunication Services	169,047,342	—	—
Preferred Stocks
Energy	67,542,874	—	—
Financials	135,026,165	—	—
Information Technology	93,719,580	—	—
Short-term Investments
Money Market Fund	6,467,575	—	—
Repurchase Agreement	—	120,258,000	—

Total Securities	$6,396,291,939	$120,258,000	$—

Other Financial Instruments
Index Futures Contracts
Appreciation	$528,753	$—	$—
Forward Currency Contracts
Appreciation	—	3,005,245	—
Depreciation	—	(1,972,300)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation or when significant observable inputs are used to fair value a specific security. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2016 and December 31, 2015, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2016, the cost of investments for federal income tax purposes was $5,754,313,888. Net unrealized appreciation aggregated $762,236,051 of which $1,241,293,114 represented appreciated securities and $479,057,063 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2016

COMMON STOCKS: 93.9%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 20.5%
AUTOMOBILES & COMPONENTS: 7.8%
Bayerische Motoren Werke AG (Germany)	10,089,100	$847,865,435
Honda Motor Co., Ltd. (Japan)	36,132,600	1,028,873,157
Honda Motor Co., Ltd. ADR (Japan)	5,749,300	166,269,756
Johnson Controls International PLC (Ireland)	12,606,401	586,575,839
Mahindra & Mahindra, Ltd. (India)	7,788,559	164,240,565
NGK Spark Plug Co., Ltd. (Japan)	7,698,800	134,152,947
Nissan Motor Co., Ltd. (Japan)	71,711,100	694,941,058
Yamaha Motor Co., Ltd.(b) (Japan)	31,550,100	628,481,850

		4,251,400,607
CONSUMER DURABLES & APPAREL: 1.4%
Panasonic Corp. (Japan)	80,458,634	795,025,406
MEDIA: 9.5%
Altice NV, Series A(a) (Netherlands)	29,799,674	534,602,861
Grupo Televisa SAB ADR (Mexico)	30,025,292	771,349,751
Liberty Global PLC LiLAC, Series A(a) (United Kingdom)	2,524,537	69,651,976
Liberty Global PLC LiLAC, Series C(a) (United Kingdom)	3,468,998	97,305,394
Liberty Global PLC, Series A(a) (United Kingdom)	15,970,087	545,857,574
Liberty Global PLC, Series C(a) (United Kingdom)	24,195,147	799,407,657
Naspers, Ltd. (South Africa)	12,996,995	2,249,642,737
Television Broadcasts, Ltd.(b) (Hong Kong)	40,022,900	152,735,527

		5,220,553,477
RETAILING: 1.8%
JD.com, Inc. ADR(a) (Cayman Islands/China)	37,798,236	986,155,977

		11,253,135,467
CONSUMER STAPLES: 0.3%
FOOD, BEVERAGE & TOBACCO: 0.3%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	29,547,432	178,899,313
ENERGY: 5.9%
Royal Dutch Shell PLC ADR (United Kingdom)	8,773,862	439,307,270
Saipem SPA(a)(b) (Italy)	569,806,272	241,122,476
Schlumberger, Ltd. (Curacao/United States)	22,577,924	1,775,527,944
Suncor Energy, Inc. (Canada)	20,618,200	572,773,596
Weatherford International PLC(a) (Ireland)	34,997,592	196,686,467

		3,225,417,753
FINANCIALS: 22.6%
BANKS: 17.2%
Banco Santander SA (Spain)	173,592,471	769,684,713
Barclays PLC (United Kingdom)	686,606,898	1,493,327,909
BNP Paribas SA (France)	26,402,658	1,357,511,171
ICICI Bank, Ltd.(b) (India)	366,988,485	1,391,226,999
Kasikornbank PCL- Foreign(b) (Thailand)	121,818,727	659,192,246
Lloyds Banking Group PLC (United Kingdom)	981,254,300	693,795,360
Mitsubishi UFJ Financial Group, Inc. (Japan)	91,382,100	455,175,767
Societe Generale SA (France)	23,564,742	814,790,870
Standard Chartered PLC (United Kingdom)	160,699,813	1,308,692,140
UniCredit SPA (Italy)	195,982,531	456,165,002

		9,399,562,177

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 3.2%
Credit Suisse Group AG (Switzerland)	75,364,631	$985,985,033
Haci Omer Sabanci Holding AS (Turkey)	52,073,254	161,199,777
UBS Group AG (Switzerland)	46,311,727	630,678,485

		1,777,863,295
INSURANCE: 2.2%
AEGON NV(b) (Netherlands)	134,654,439	515,961,437
Aviva PLC (United Kingdom)	118,509,527	676,634,660

		1,192,596,097

		12,370,021,569
HEALTH CARE: 11.8%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.8%
AstraZeneca PLC (United Kingdom)	12,665,700	821,488,638
Bayer AG (Germany)	8,119,950	815,739,392
Novartis AG (Switzerland)	7,846,870	617,087,872
Novartis AG ADR (Switzerland)	13,228,500	1,044,522,360
Roche Holding AG (Switzerland)	5,474,100	1,357,959,959
Sanofi (France)	24,191,522	1,838,152,931

		6,494,951,152
INDUSTRIALS: 8.5%
CAPITAL GOODS: 8.2%
Koninklijke Philips NV (Netherlands)	18,923,496	560,778,059
Mitsubishi Electric Corp. (Japan)	104,137,000	1,317,052,438
Nidec Corp. (Japan)	5,478,700	500,406,483
Schneider Electric SA (France)	23,678,746	1,650,765,256
Smiths Group PLC(b) (United Kingdom)	24,626,000	467,293,796

		4,496,296,032
TRANSPORTATION: 0.3%
DP World, Ltd. (United Arab Emirates)	8,256,304	156,405,953

		4,652,701,985
INFORMATION TECHNOLOGY: 14.2%
SOFTWARE & SERVICES: 3.0%
Baidu, Inc. ADR(a) (Cayman Islands/China)	4,920,687	895,909,482
Fujitsu, Ltd. (Japan)	1,779,200	9,474,562
Nintendo Co., Ltd. (Japan)	2,758,400	723,704,275

		1,629,088,319
TECHNOLOGY, HARDWARE & EQUIPMENT: 11.2%
Brother Industries, Ltd.(b) (Japan)	19,890,900	345,425,521
Hewlett Packard Enterprise Co. (United States)	57,814,984	1,315,290,886
HP Inc. (United States)	29,821,004	463,120,192
Kyocera Corp.(b) (Japan)	16,344,500	777,373,142
Samsung Electronics Co., Ltd. (South Korea)	1,211,692	1,758,100,346
TE Connectivity, Ltd. (Switzerland)	10,894,462	701,385,464
Telefonaktiebolaget LM Ericsson (Sweden)	111,546,300	805,508,146

		6,166,203,697

		7,795,292,016
MATERIALS: 5.3%
Agrium, Inc. (Canada)	2,661,883	241,406,169
Akzo Nobel NV (Netherlands)	7,258,511	491,595,244
Cemex SAB de CV ADR (Mexico)	35,447,190	281,450,689
LafargeHolcim, Ltd. (Switzerland)	19,530,549	1,055,433,682
Linde AG (Germany)	4,797,205	815,346,207

		2,885,231,991
REAL ESTATE: 1.5%
Hang Lung Group, Ltd.(b) (Hong Kong)	121,585,500	462,427,447
Hang Lung Properties, Ltd. (Hong Kong)	161,910,800	364,050,894

		826,478,341

1 / Dodge & Cox International Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2016

COMMON STOCKS (continued)

	SHARES	VALUE
TELECOMMUNICATION SERVICES: 3.3%
America Movil SAB de CV, Series L (Mexico)	571,175,700	$325,801,171
Bharti Airtel, Ltd. (India)	49,441,504	232,801,314
Millicom International Cellular SA SDR(b) (Luxembourg)	9,360,136	485,529,505
MTN Group, Ltd. (South Africa)	88,829,080	760,347,148

		1,804,479,138

TOTAL COMMON STOCKS (Cost $57,533,628,567)		51,486,608,725

PREFERRED STOCKS: 5.5%
ENERGY: 1.7%
Petroleo Brasileiro SA ADR(a) (Brazil)	115,043,900	956,014,809
FINANCIALS: 2.5%
BANKS: 2.5%
Itau Unibanco Holding SA (Brazil)	127,392,065	1,391,376,828
INFORMATION TECHNOLOGY: 1.3%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.3%
Samsung Electronics Co., Ltd. (South Korea)	586,116	686,511,681

TOTAL PREFERRED STOCKS (Cost $3,298,444,193)		3,033,903,318

SHORT-TERM INVESTMENTS: 0.4%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	$54,634,497	$54,634,497
REPURCHASE AGREEMENT: 0.3%
Fixed Income Clearing Corporation(c) 0.15%, dated 9/30/16, due 10/3/16, maturity value $143,556,794	143,555,000	143,555,000

TOTAL SHORT-TERM INVESTMENTS (Cost $198,189,497)		198,189,497

TOTAL INVESTMENTS (Cost $61,030,262,257)	99.8%	54,718,701,540
OTHER ASSETS LESS LIABILITIES	0.2%	111,980,378

NET ASSETS	100.0%	$54,830,681,918

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by Fannie Mae 5.0%, 2/13/17 and Freddie Mac 0.875%, 2/22/17. Total collateral value is $146,429,418.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell CHF:
Goldman Sachs	10/19/16	307,424,297	300,000,000	$(1,645,883)
Citibank	10/26/16	101,924	100,000	(1,143)
Goldman Sachs	10/26/16	453,124,204	444,900,000	(5,419,772)
UBS	10/26/16	473,301,712	465,000,000	(5,958,681)
Bank of America	12/7/16	143,431,601	140,000,000	(1,209,348)
Contracts to sell CNH:
Citibank	1/25/17	190,832,729	1,262,473,000	2,812,547
JPMorgan	1/25/17	136,445,100	903,614,500	1,869,737
JPMorgan	1/25/17	140,116,967	927,897,500	1,925,135
Citibank	2/15/17	136,394,641	903,614,500	1,957,095
JPMorgan	2/15/17	54,496,820	361,445,800	721,802
JPMorgan	2/15/17	136,487,350	903,614,500	2,049,803
JPMorgan	2/15/17	136,189,058	903,614,400	1,751,526
UBS	2/22/17	505,782,721	3,413,021,800	(1,825,004)
Citibank	3/1/17	231,608,684	1,536,144,600	3,220,789
Citibank	3/1/17	231,643,610	1,536,144,600	3,255,714
Credit Suisse	3/8/17	146,120,063	989,934,200	(1,009,244)
UBS	3/8/17	365,638,166	2,476,467,300	(2,427,627)
Citibank	3/15/17	95,010,622	630,598,800	1,319,611
Citibank	3/15/17	176,766,052	1,174,698,800	2,235,561
JPMorgan	3/15/17	95,034,504	630,598,600	1,343,523
JPMorgan	3/15/17	94,757,370	629,247,400	1,267,143
Bank of America	3/22/17	96,721,370	653,788,100	(381,881)
UBS	3/22/17	451,437,966	3,053,526,400	(2,084,119)
Citibank	3/29/17	88,319,155	585,556,000	1,379,639
Citibank	3/29/17	135,589,299	900,855,300	1,836,208
Citibank	3/29/17	176,588,755	1,171,111,900	2,709,736
HSBC	3/29/17	105,024,045	695,364,200	1,780,926
JPMorgan	3/29/17	88,319,140	585,555,900	1,379,638
JPMorgan	3/29/17	176,398,840	1,171,111,900	2,519,821
Contracts to sell EUR:
Barclays	11/16/16	291,518,500	260,000,000	(1,122,373)
Credit Suisse	11/16/16	112,190,500	100,000,000	(363,682)
JPMorgan	11/16/16	504,762,750	450,000,000	(1,731,069)
Bank of America	11/23/16	560,362,500	500,000,000	(2,575,507)
Barclays	12/7/16	675,180,000	600,000,000	(761,520)
HSBC	12/7/16	337,359,000	300,000,000	(611,760)

				$8,207,341

See accompanying Notes to Portfolio of Investments	Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2016:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$11,253,135,467	$—	$—
Consumer Staples	178,899,313	—	—
Energy	3,225,417,753	—	—
Financials	12,370,021,569	—	—
Health Care	6,494,951,152	—	—
Industrials	4,496,296,032	156,405,953	—
Information Technology	7,795,292,016	—	—
Materials	2,885,231,991	—	—
Real Estate	826,478,341	—	—
Telecommunication Services	1,804,479,138	—	—
Preferred Stocks
Energy	956,014,809	—	—
Financials	1,391,376,828	—	—
Information Technology	686,511,681	—	—
Short-term Investments
Money Market Fund	54,634,497	—	—
Repurchase Agreement	—	143,555,000	—

Total Securities	$54,418,740,587	$299,960,953	$—

Other Financial Instruments
Forward Currency Contracts
Appreciation	$—	$37,335,954	$—
Depreciation	—	(29,128,612)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation or when significant observable inputs are used to fair value a specific security. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2016 and December 31, 2015, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2016, the cost of investments for federal income tax purposes was $61,065,940,241. Net unrealized depreciation aggregated $6,347,238,701, of which $5,824,928,347 represented appreciated securities and $12,172,167,048 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2016. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
AEGON NV (Netherlands)	130,337,763	9,154,676	(4,838,000)	134,654,439	38,711,931		515,961,437
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	32,425,176	—	(2,877,744)	29,547,432	2,220,759		—	(c)
BR Malls Participacoes SA (Brazil)	54,870,300	4,798,200	(59,668,500)	—	—	(b)	—
Brother Industries, Ltd. (Japan)	12,212,000	7,678,900	—	19,890,900	5,245,184		345,425,521
Hang Lung Group, Ltd. (Hong Kong)	110,524,300	11,061,200	—	121,585,500	12,311,050		462,427,447
ICICI Bank, Ltd. (India)	260,427,185	111,484,800	(4,923,500)	366,988,485	27,641,173		1,391,226,999
Kasikornbank PCL- Foreign (Thailand)	139,883,027	—	(18,064,300)	121,818,727	13,847,299		659,192,246
Kyocera Corp. (Japan)	19,122,400	1,467,100	(4,245,000)	16,344,500	14,391,354		—	(c)
Millicom International Cellular SA SDR (Luxembourg)	10,088,392	260,806	(989,062)	9,360,136	20,805,537		485,529,505
Saipem SPA (Italy)	46,865,200	561,251,064	(38,309,992)	569,806,272	—	(b)	241,122,476
Smiths Group PLC (United Kingdom)	33,926,200	—	(9,300,200)	24,626,000	6,283,519		467,293,796
Television Broadcasts, Ltd. (Hong Kong)	40,022,900	—	—	40,022,900	13,402,543		152,735,527
Yamaha Motor Co., Ltd. (Japan)	31,550,100	—	—	31,550,100	8,293,412		628,481,850

					163,153,761		5,349,396,804

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND
Portfolio of Investments (unaudited)	September 30, 2016

COMMON STOCKS: 67.7%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.4%
AUTOMOBILES & COMPONENTS: 1.0%
Harley-Davidson, Inc.	1,038,400	$54,609,456
Johnson Controls International PLC (Ireland)	2,063,214	96,001,347

		150,610,803
CONSUMER DURABLES & APPAREL: 0.4%
Coach, Inc.	1,605,036	58,680,116
MEDIA: 8.3%
Charter Communications, Inc., Class A(a)	1,147,807	309,873,456
Comcast Corp., Class A	4,230,774	280,669,547
DISH Network Corp., Class A(a)	1,500,032	82,171,753
News Corp., Class A	978,050	13,673,139
Time Warner, Inc.	3,822,066	304,274,674
Twenty-First Century Fox, Inc., Class A	7,282,200	176,374,884
Twenty-First Century Fox, Inc., Class B	1,600,000	39,584,000

		1,206,621,453
RETAILING: 1.7%
Liberty Interactive Corp. QVC Group, Series A(a)	2,224,650	44,515,247
Target Corp.	1,153,400	79,215,512
The Priceline Group, Inc.(a)	80,000	117,719,200

		241,449,959

		1,657,362,331
CONSUMER STAPLES: 1.2%
FOOD & STAPLES RETAILING: 1.2%
Wal-Mart Stores, Inc.	2,415,800	174,227,496
ENERGY: 6.6%
Anadarko Petroleum Corp.	2,311,892	146,481,477
Apache Corp.	3,005,139	191,938,228
Baker Hughes, Inc.	3,407,579	171,980,512
Concho Resources, Inc.(a)	614,900	84,456,515
National Oilwell Varco, Inc.	3,279,000	120,470,460
Schlumberger, Ltd. (Curacao/United States)	2,781,221	218,715,220
Weatherford International PLC(a) (Ireland)	4,970,000	27,931,400

		961,973,812
FINANCIALS: 18.4%
BANKS: 6.8%
Bank of America Corp.	23,577,100	368,981,615
BB&T Corp.	2,674,584	100,885,308
JPMorgan Chase & Co.	3,164,900	210,750,691
Wells Fargo & Co.	7,098,606	314,326,274

		994,943,888
DIVERSIFIED FINANCIALS: 9.9%
American Express Co.	3,070,000	196,602,800
Bank of New York Mellon Corp.	6,067,600	241,975,888
Capital One Financial Corp.	5,289,959	379,977,755
Charles Schwab Corp.	11,162,900	352,412,753
Goldman Sachs Group, Inc.	1,622,000	261,579,940

		1,432,549,136
INSURANCE: 1.7%
AEGON NV (Netherlands)	12,485,220	48,192,949
MetLife, Inc.	4,582,000	203,578,260

		251,771,209

		2,679,264,233
HEALTH CARE: 11.5%
HEALTH CARE EQUIPMENT & SERVICES: 4.5%
Anthem, Inc.	264,226	33,110,160
Cigna Corp.	1,485,559	193,598,049
Danaher Corp.	615,600	48,256,884
Express Scripts Holding Co.(a)	2,110,368	148,844,255
Medtronic PLC (Ireland)	530,200	45,809,280

	SHARES	VALUE
UnitedHealth Group, Inc.	1,350,972	$189,136,080

		658,754,708
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 7.0%
Alnylam Pharmaceuticals, Inc.(a)	590,000	39,990,200
AstraZeneca PLC ADR (United Kingdom)	4,995,900	164,165,274
Merck & Co., Inc.	1,854,875	115,762,749
Novartis AG ADR (Switzerland)	3,324,900	262,534,104
Roche Holding AG ADR (Switzerland)	5,646,600	174,875,202
Sanofi ADR (France)	6,665,165	254,542,651

		1,011,870,180

		1,670,624,888
INDUSTRIALS: 2.6%
TRANSPORTATION: 2.6%
FedEx Corp.	1,273,254	222,412,009
Union Pacific Corp.	1,530,000	149,220,900

		371,632,909
INFORMATION TECHNOLOGY: 14.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.6%
Maxim Integrated Products, Inc.	1,945,091	77,667,484
SOFTWARE & SERVICES: 5.9%
Alphabet, Inc., Class A(a)	30,800	24,765,048
Alphabet, Inc., Class C(a)	311,895	242,432,865
Dell Technologies, Inc., Class V(a)	981,363	46,909,151
Microsoft Corp.	4,629,700	266,670,720
Symantec Corp.	4,187,900	105,116,290
Synopsys, Inc.(a)	1,369,700	81,291,695
VMware, Inc.(a)	1,285,000	94,254,750

		861,440,519
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.0%
Cisco Systems, Inc.	6,876,100	218,109,892
Corning, Inc.	4,028,000	95,262,200
Hewlett Packard Enterprise Co.	16,314,712	371,159,698
HP Inc.	14,634,712	227,277,077
Juniper Networks, Inc.	260,129	6,258,704
NetApp, Inc.	3,756,491	134,557,507
TE Connectivity, Ltd. (Switzerland)	1,751,036	112,731,698

		1,165,356,776

		2,104,464,779
MATERIALS: 0.6%
Celanese Corp., Series A	1,319,660	87,836,569
TELECOMMUNICATION SERVICES: 0.9%
Sprint Corp.(a)	18,742,971	124,265,898

TOTAL COMMON STOCKS (Cost $6,885,243,707)		9,831,652,915

PREFERRED STOCKS: 5.4%

	PAR VALUE	VALUE
CONSUMER DISCRETIONARY: 0.4%
MEDIA: 0.4%
NBCUniversal Enterprise, Inc. 5.25%(c)	53,210,000	56,801,675
FINANCIALS: 5.0%
BANKS: 5.0%
Bank of America Corp. 6.10%	16,008,000	16,668,330
Bank of America Corp. 6.25%	52,470,000	54,639,634
Citigroup, Inc. 5.95%
7/29/49	5,175,000	5,360,938
12/31/49	77,327,000	78,881,273
Citigroup, Inc. 6.25%	50,886,000	54,813,738
JPMorgan Chase & Co. 6.10%	254,565,000	268,884,281
Wells Fargo & Co. 5.875%	227,645,000	246,994,825

		726,243,019

TOTAL PREFERRED STOCKS (Cost $739,139,467)		783,044,694

1 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2016

DEBT SECURITIES: 25.9%

	PAR VALUE	VALUE
U.S. TREASURY: 3.2%
U.S. Treasury Note/Bond
1.00%, 3/15/19	$3,185,000	$3,196,944
0.875%, 4/15/19	70,000,000	70,043,750
0.875%, 5/15/19	37,500,000	37,516,125
1.625%, 7/31/19	71,015,000	72,485,224
1.625%, 11/30/20	185,000	189,011
1.75%, 12/31/20	90,725,000	93,149,081
1.125%, 2/28/21	127,255,000	127,339,497
1.125%, 7/31/21	60,000,000	59,917,980

		463,837,612
GOVERNMENT-RELATED: 1.7%
FEDERAL AGENCY: 0.1%
Small Business Admin. - 504 Program
Series 1996-20L 1, 6.70%, 12/1/16	32,251	32,561
Series 1997-20F 1, 7.20%, 6/1/17	102,139	103,729
Series 1997-20I 1, 6.90%, 9/1/17	96,681	98,708
Series 1998-20D 1, 6.15%, 4/1/18	206,595	213,820
Series 1998-20I 1, 6.00%, 9/1/18	142,959	147,860
Series 1999-20F 1, 6.80%, 6/1/19	213,371	223,024
Series 2000-20D 1, 7.47%, 4/1/20	844,126	884,983
Series 2000-20E 1, 8.03%, 5/1/20	161,360	170,157
Series 2000-20G 1, 7.39%, 7/1/20	288,092	302,097
Series 2000-20I 1, 7.21%, 9/1/20	182,378	191,264
Series 2001-20E 1, 6.34%, 5/1/21	692,822	741,978
Series 2001-20G 1, 6.625%, 7/1/21	586,329	629,337
Series 2003-20J 1, 4.92%, 10/1/23	2,770,299	2,978,431
Series 2007-20F 1, 5.71%, 6/1/27	3,398,765	3,811,397

		10,529,346
FOREIGN AGENCY: 0.7%
Corp. Nacional del Cobre de Chile (Chile)
4.50%, 9/16/25(c)	11,100,000	11,681,085
Petroleo Brasileiro SA (Brazil)
4.375%, 5/20/23	29,800,000	26,656,100
Petroleos Mexicanos (Mexico)
4.25%, 1/15/25	22,685,000	22,061,162
6.625%, 6/15/35	9,425,000	9,593,236
6.375%, 1/23/45	20,125,000	19,219,375
5.625%, 1/23/46	16,675,000	14,582,288

		103,793,246
LOCAL AUTHORITY: 0.9%
New Jersey Turnpike Authority RB
7.102%, 1/1/41	12,436,000	18,929,831
State of California GO
7.50%, 4/1/34	13,470,000	20,410,148
7.55%, 4/1/39	15,025,000	24,061,185
7.30%, 10/1/39	13,730,000	20,852,849
7.625%, 3/1/40	5,540,000	8,768,324
State of Illinois GO
5.665%, 3/1/18	26,160,000	27,435,300
5.10%, 6/1/33	16,225,000	15,640,900

		136,098,537

		250,421,129
MORTGAGE-RELATED: 8.7%
FEDERAL AGENCY CMO & REMIC: 1.6%
Dept. of Veterans Affairs
Series 1995-1 1, 7.242%, 2/15/25	344,894	390,817
Series 1995-2C 3A, 8.793%, 6/15/25	157,781	192,162
Series 2002-1 2J, 6.50%, 8/15/31	9,387,577	11,007,449
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	1,919,216	2,166,601
Trust 2009-66 ET, 6.00%, 5/25/39	3,452,076	3,740,042
Trust 2009-30 AG, 6.50%, 5/25/39	2,762,581	3,035,310
Trust 2001-T7 A1, 7.50%, 2/25/41	1,510,141	1,821,859
Trust 2001-T5 A3, 7.50%, 6/19/41	620,382	748,197
Trust 2001-T8 A1, 7.50%, 7/25/41	1,529,695	1,785,598
Trust 2001-T4 A1, 7.50%, 7/25/41	1,527,245	1,814,245
Trust 2001-W3 A, 6.627%, 9/25/41	1,012,780	1,140,330

	PAR VALUE	VALUE
Trust 2001-T10 A2, 7.50%, 12/25/41	$1,326,472	$1,597,710
Trust 2013-106 MA, 4.00%, 2/25/42	10,149,921	10,989,921
Trust 2002-W6 2A1, 6.211%, 6/25/42	1,563,415	1,851,633
Trust 2002-W8 A2, 7.00%, 6/25/42	2,051,512	2,367,830
Trust 2003-W2 1A1, 6.50%, 7/25/42	3,318,206	3,907,913
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,226,144	1,469,137
Trust 2003-W4 4A, 6.799%, 10/25/42	1,617,720	1,885,437
Trust 2012-121 NB, 7.00%, 11/25/42	2,669,281	3,132,947
Trust 2013-98 FA, 1.075%, 9/25/43	9,818,226	9,906,221
Trust 2004-T1 1A2, 6.50%, 1/25/44	1,973,353	2,374,726
Trust 2004-W2 5A, 7.50%, 3/25/44	3,698,233	4,272,258
Trust 2004-W8 3A, 7.50%, 6/25/44	592,350	676,640
Trust 2005-W4 1A2, 6.50%, 8/25/45	5,562,517	6,637,096
Trust 2009-11 MP, 7.00%, 3/25/49	5,582,993	6,655,798
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	101,361	104,742
Series 16 PK, 7.00%, 8/25/23	2,022,598	2,237,331
Series T-48 1A4, 5.538%, 7/25/33	28,970,542	32,926,084
Series 314 F2, 1.134%, 9/15/43	20,826,059	20,945,205
Series T-51 1A, 6.50%, 9/25/43	191,080	227,651
Series T-59 1A1, 6.50%, 10/25/43	10,395,956	12,490,839
Series 4281 BC, 4.50%, 12/15/43	67,465,399	74,085,191

		228,584,920
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 7.1%
Fannie Mae, 15 Year
3.50%, 12/1/29	9,937,299	10,482,635
4.50%, 1/1/25 - 1/1/27	15,353,717	16,405,702
6.00%, 7/1/17 - 3/1/22	1,058,498	1,087,839
6.50%, 6/1/17 - 11/1/18	563,748	569,664
7.00%, 11/1/18	39,876	40,422
7.50%, 12/1/16 - 8/1/17	30,865	31,108
Fannie Mae, 20 Year
3.50%, 6/1/35	23,300,698	24,637,495
4.00%, 11/1/30 - 1/1/36	51,916,272	56,301,988
4.50%, 1/1/31 - 5/1/32	51,700,266	56,737,612
Fannie Mae, 30 Year
4.00%, 7/1/46	36,287,639	38,143,709
4.50%, 1/1/39 - 4/1/46	139,625,206	153,478,550
5.50%, 7/1/33 - 8/1/37	15,484,473	17,609,733
6.00%, 9/1/36 - 8/1/37	20,805,368	24,183,781
6.50%, 12/1/28 - 8/1/39	23,431,407	27,564,636
7.00%, 4/1/37 - 8/1/37	7,289,380	8,597,654
Fannie Mae, Hybrid ARM
2.237%, 12/1/34	1,938,239	2,024,402
2.456%, 1/1/35	2,506,049	2,611,437
2.539%, 1/1/35	1,548,414	1,628,539
2.568%, 11/1/43	7,477,938	7,777,033
2.591%, 9/1/34	1,315,751	1,381,446
2.63%, 8/1/35	1,578,902	1,658,289
2.678%, 1/1/46	23,417,693	24,174,620
2.707%, 4/1/44	17,417,493	18,068,031
2.815%, 9/1/36	151,562	155,596
2.816%, 12/1/44	17,140,459	17,815,234
2.821%, 11/1/44	27,467,998	28,580,817
2.843%, 12/1/45	25,885,423	26,838,453
2.998%, 9/1/45	5,669,693	5,866,463
3.278%, 12/1/41	36,515,900	38,036,098
3.299%, 6/1/41	14,190,694	14,836,742
3.569%, 12/1/40	5,766,076	6,050,061
3.76%, 11/1/40	2,749,311	2,892,545
4.262%, 7/1/39	2,477,746	2,626,725
5.571%, 5/1/37	1,300,740	1,368,494
Fannie Mae, Multifamily DUS
Trust 2014-M9 ASQ2, 1.462%, 4/25/17	3,098,751	3,100,433
Pool AL9086, 2.223%, 7/1/23	4,887,163	4,983,594
Pool AL8144, 2.376%, 10/1/22	9,595,819	9,892,022
Freddie Mac, Hybrid ARM
2.577%, 10/1/35	2,615,854	2,779,199
2.582%, 8/1/42	10,755,083	11,102,915
2.678%, 9/1/37	1,396,290	1,488,806

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund /2

Portfolio of Investments (unaudited)	September 30, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
2.699%, 4/1/37	$2,563,470	$2,710,321
2.738%, 10/1/38	1,855,399	1,959,541
2.763%, 10/1/45	13,648,346	14,104,417
2.816%, 10/1/45	14,771,083	15,298,991
2.949%, 5/1/44	2,257,893	2,336,999
2.969%, 6/1/44	5,320,049	5,519,427
2.978%, 5/1/44	17,608,538	18,284,341
3.076%, 1/1/45	36,605,197	37,984,754
3.097%, 2/1/38	6,254,666	6,649,749
3.131%, 6/1/44	6,448,038	6,703,099
3.171%, 5/1/34	2,505,362	2,626,460
3.611%, 10/1/41	1,743,488	1,824,142
5.339%, 7/1/38	385,364	408,307
6.112%, 1/1/38	595,686	633,634
Freddie Mac Gold, 15 Year
4.00%, 3/1/25 - 11/1/26	39,411,359	41,810,139
4.50%, 9/1/24 - 9/1/26	10,495,363	11,177,977
6.00%, 2/1/18	106,663	107,782
6.50%, 3/1/17 - 9/1/18	271,767	274,508
Freddie Mac Gold, 20 Year
4.50%, 4/1/31 - 6/1/31	12,496,995	13,719,214
6.50%, 10/1/26	4,520,587	5,195,062
Freddie Mac Gold, 30 Year
4.50%, 9/1/41 - 12/1/45	138,083,378	151,339,177
5.50%, 12/1/37	854,921	969,793
6.00%, 2/1/39	2,257,037	2,599,049
6.50%, 12/1/32 - 4/1/33	6,706,280	7,870,136
7.00%, 11/1/37 - 9/1/38	5,741,235	6,641,495
7.47%, 3/17/23	103,496	113,305
7.75%, 7/25/21	274,952	293,937
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	789,146	909,499
7.97%, 4/15/20 - 1/15/21	312,226	339,533

		1,034,015,310

		1,262,600,230
ASSET-BACKED: 0.8%
AUTO LOAN: 0.1%
Ford Credit Auto Owner Trust
Series 2015-1 A, 2.12%, 7/15/26(c)	16,450,000	16,727,020
OTHER: 0.5%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	32,390,768	29,556,575
9.75%, 1/6/27(c)	40,290,540	36,362,212

		65,918,787
STUDENT LOAN: 0.2%
SLM Student Loan Trust (Private Loans)
Series 2014-A A2A, 2.59%, 1/15/26(c)	5,250,000	5,314,775
Series 2012-B A2, 3.48%, 10/15/30(c)	6,513,027	6,645,232
Series 2012-E A2A, 2.09%, 6/15/45(c)	13,775,000	13,880,952
Series 2012-C A2, 3.31%, 10/15/46(c)	9,437,727	9,613,526

		35,454,485

		118,100,292
CORPORATE: 11.5%
FINANCIALS: 3.7%
Bank of America Corp.
4.20%, 8/26/24	5,825,000	6,159,594
6.625%, 5/23/36(b)	37,275,000	44,709,201
Barclays PLC (United Kingdom)
4.375%, 9/11/24	23,275,000	23,550,506
BNP Paribas SA (France)
4.25%, 10/15/24	31,175,000	32,462,559
4.375%, 9/28/25(c)	10,100,000	10,348,773
Boston Properties, Inc.
3.85%, 2/1/23	7,800,000	8,340,251
3.125%, 9/1/23	17,550,000	18,045,787
Capital One Financial Corp.
3.50%, 6/15/23	30,256,000	31,556,433
4.20%, 10/29/25	6,175,000	6,446,070

	PAR VALUE	VALUE
Centene Corp. 6.375%, 6/1/17	$13,275,000	$13,606,875
Cigna Corp.
7.875%, 5/15/27	21,888,000	30,615,161
8.30%, 1/15/33	8,845,000	12,549,781
Citigroup, Inc.
6.692%, 10/30/40(b)	35,830,925	37,808,792
Equity Residential
3.00%, 4/15/23	14,775,000	15,152,132
HSBC Holdings PLC (United Kingdom)
4.30%, 3/8/26	4,600,000	4,932,608
6.50%, 5/2/36	23,190,000	29,532,790
6.50%, 9/15/37	15,315,000	19,655,302
JPMorgan Chase & Co.
8.75%, 9/1/30(b)	23,042,000	33,513,230
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	19,575,000	20,277,860
4.65%, 3/24/26	7,100,000	7,310,132
Navient Corp.
6.00%, 1/25/17	14,285,000	14,427,850
4.625%, 9/25/17	9,550,000	9,693,250
8.45%, 6/15/18	15,755,000	16,936,625
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	44,666,000	47,332,739
Unum Group
7.19%, 2/1/28	8,305,000	9,815,978
7.25%, 3/15/28	2,030,000	2,542,914
6.75%, 12/15/28	11,368,000	13,991,768
Wells Fargo & Co.
4.30%, 7/22/27	17,460,000	18,830,016

		540,144,977
INDUSTRIALS: 7.4%
AT&T, Inc.
5.35%, 9/1/40	27,575,000	30,955,116
4.75%, 5/15/46	7,000,000	7,363,615
5.65%, 2/15/47	5,175,000	6,127,950
4.50%, 3/9/48(c)	10,160,000	10,218,308
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(b)(c)	19,800,000	22,423,500
Burlington Northern Santa Fe LLC(e)
5.72%, 1/15/24	4,004,335	4,495,174
5.342%, 4/1/24	8,422,517	9,273,781
5.629%, 4/1/24	12,978,896	14,486,875
Cemex SAB de CV (Mexico)
6.50%, 12/10/19(c)	9,175,000	9,725,500
6.00%, 4/1/24(c)	10,575,000	10,839,375
5.70%, 1/11/25(c)	22,475,000	22,749,195
6.125%, 5/5/25(c)	8,100,000	8,322,750
Charter Communications, Inc.
8.75%, 2/14/19	7,840,000	9,041,025
8.25%, 4/1/19	21,815,000	25,117,660
4.908%, 7/23/25(c)	11,600,000	12,806,180
6.55%, 5/1/37	11,000,000	13,066,152
6.75%, 6/15/39	2,110,000	2,571,913
6.484%, 10/23/45(c)	8,150,000	9,877,694
Cox Enterprises, Inc.
3.25%, 12/15/22(c)	15,740,000	15,850,873
2.95%, 6/30/23(c)	37,166,000	36,660,134
3.85%, 2/1/25(c)	13,125,000	13,532,807
CRH PLC (Ireland)
3.875%, 5/18/25(c)	17,100,000	18,353,926
Dell Technologies, Inc.
4.42%, 6/15/21(c)	25,415,000	26,563,529
5.45%, 6/15/23(c)	11,500,000	12,316,810
Dillard’s, Inc.
7.875%, 1/1/23	8,660,000	10,402,825
7.75%, 7/15/26	50,000	58,000
7.75%, 5/15/27	540,000	629,100

3 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
7.00%, 12/1/28	$15,135,000	$17,216,062
Dow Chemical Co.
7.375%, 11/1/29	17,000,000	23,223,581
9.40%, 5/15/39	9,677,000	15,844,926
Ford Motor Credit Co. LLC(e)
5.75%, 2/1/21	12,700,000	14,312,494
5.875%, 8/2/21	3,850,000	4,390,313
4.25%, 9/20/22	9,593,000	10,353,082
4.375%, 8/6/23	7,900,000	8,496,648
Hewlett Packard Enterprise Co.
3.60%, 10/15/20(c)	14,835,000	15,566,158
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(c)	10,475,000	11,116,143
4.25%, 7/21/25(c)	31,825,000	34,836,122
Kinder Morgan, Inc.
4.30%, 6/1/25	26,515,000	27,572,445
5.50%, 3/1/44	23,730,000	24,047,128
5.40%, 9/1/44	15,414,000	15,486,585
Macy’s, Inc.
6.90%, 1/15/32	47,069,000	53,619,122
6.70%, 7/15/34	2,890,000	3,186,468
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(c)	16,900,000	18,593,380
5.50%, 7/21/25(c)	17,575,000	18,884,337
RELX PLC (United Kingdom)
3.125%, 10/15/22	17,458,000	17,895,567
Sprint Corp.
6.00%, 12/1/16	24,367,000	24,488,835
Telecom Italia SPA (Italy)
7.175%, 6/18/19	27,527,000	30,880,614
5.303%, 5/30/24(c)	14,025,000	14,338,739
7.20%, 7/18/36	11,596,000	12,349,740
7.721%, 6/4/38	7,062,000	7,732,890
Time Warner, Inc.
7.625%, 4/15/31	27,848,000	39,512,218
7.70%, 5/1/32	11,554,000	16,454,259
TransCanada Corp. (Canada)
5.625%, 5/20/75(b)	20,570,000	20,827,125
5.875%, 8/15/76(b)	4,500,000	4,761,000
Twenty-First Century Fox, Inc.
6.15%, 3/1/37	15,000,000	18,884,940
6.65%, 11/15/37	1,638,000	2,163,777
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	15,050,000	15,015,385
Union Pacific Corp.
6.176%, 1/2/31	8,730,526	10,435,223
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	12,368,588
6.55%, 9/15/43	46,476,000	62,980,697
Vulcan Materials Co.
7.50%, 6/15/21	20,340,000	24,713,100
Xerox Corp.
6.35%, 5/15/18	16,835,000	17,877,289
4.50%, 5/15/21	19,161,000	20,230,701
Zoetis, Inc.
4.50%, 11/13/25	7,985,000	8,956,599

		1,063,442,047
UTILITIES: 0.4%
Dominion Resources, Inc.
4.104%, 4/1/21	5,300,000	5,676,703
5.75%, 10/1/54(b)	22,950,000	23,748,660
Enel SPA (Italy)
6.80%, 9/15/37(c)	13,700,000	18,131,662
6.00%, 10/7/39(c)	8,550,000	10,361,010

		57,918,035

		1,661,505,059

TOTAL DEBT SECURITIES (Cost $3,513,550,133)		3,756,464,322

SHORT-TERM INVESTMENTS: 0.5%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	$14,441,703	$14,441,703
REPURCHASE AGREEMENT: 0.4%
Fixed Income Clearing Corporation(d) 0.15%, dated 9/30/16, due 10/3/16, maturity value $59,346,742	59,346,000	59,346,000

TOTAL SHORT-TERM INVESTMENTS (Cost $73,787,703)		73,787,703

TOTAL INVESTMENTS (Cost $11,211,721,010)	99.5%	14,444,949,634
OTHER ASSETS LESS LIABILITIES	0.5%	79,150,064

NET ASSETS	100.0%	$14,524,099,698

(a)	Non-income producing
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, all such securities in total represented $584,015,343 or 4.0% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Repurchase agreement is collateralized by U.S. Treasury Inflation Indexed Note 2.625%, 7/15/17. Total collateral value is $60,536,031.
(e)	Subsidiary (see below)

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	1,547	Dec 2016	$(202,850,375)	$(685,611)
Long Term U.S. Treasury Bond – Short Position	766	Dec 2016	(140,848,250)	2,138,591

				$1,452,980

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund /4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Debt securities (including certain preferred stocks) and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2016:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$9,831,652,915	$—	$—
Preferred Stocks	—	783,044,694	—
Debt Securities
U.S. Treasury	—	463,837,612	—
Government-Related	—	250,421,129	—
Mortgage-Related	—	1,262,600,230	—
Asset-Backed	—	118,100,292	—
Corporate	—	1,661,505,059	—
Short-term Investments
Money Market Fund	14,441,703	—	—
Repurchase Agreement	—	59,346,000	—

Total Securities	$9,846,094,618	$4,598,855,016	$—

Other Financial Instruments
Treasury Futures Contracts
Appreciation	$2,138,591	$—	$—
Depreciation	(685,611)	—	—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at September 30, 2016 and December 31, 2015, and there were no transfers to Level 3 during the period.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2016, the cost of investments for federal income tax purposes was $11,213,076,365. Net unrealized appreciation aggregated $3,231,873,269 of which $3,472,945,223 represented appreciated securities and $241,071,954 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Balanced Fund / 6

INCOME FUND
Portfolio of Investments (unaudited)	September 30, 2016

DEBT SECURITIES: 97.5%

	PAR VALUE	VALUE
U.S. TREASURY: 10.6%
U.S. Treasury Note/Bond
1.00%, 12/31/17	$175,000,000	$175,601,650
0.75%, 2/28/18	500,000,000	500,136,500
0.625%, 6/30/18	250,000,000	249,443,250
0.75%, 7/31/18	250,000,000	249,931,750
1.50%, 8/31/18	250,000,000	253,359,500
0.875%, 10/15/18	300,000,000	300,480,600
1.50%, 2/28/19	496,995,000	504,721,781
0.875%, 4/15/19	350,000,000	350,218,750
1.625%, 7/31/19	600,000,000	612,421,800
0.75%, 8/15/19	350,000,000	348,755,750
1.625%, 12/31/19	500,000,000	510,683,500
1.50%, 5/31/20	250,000,000	254,297,000
1.375%, 5/31/21	450,000,000	454,922,100
1.125%, 7/31/21	250,000,000	249,658,250

		5,014,632,181
GOVERNMENT-RELATED: 7.3%
FEDERAL AGENCY: 0.2%
Small Business Admin. - 504 Program
Series 1997-20E 1, 7.30%, 5/1/17	16,532	16,830
Series 1997-20H 1, 6.80%, 8/1/17	3,652	3,729
Series 1997-20J 1, 6.55%, 10/1/17	85,199	86,579
Series 1997-20L 1, 6.55%, 12/1/17	3,762	3,846
Series 1998-20B 1, 6.15%, 2/1/18	5,607	5,788
Series 1998-20C 1, 6.35%, 3/1/18	209,976	217,416
Series 1998-20H 1, 6.15%, 8/1/18	125,953	130,852
Series 1998-20L 1, 5.80%, 12/1/18	102,682	106,450
Series 1999-20C 1, 6.30%, 3/1/19	77,938	80,085
Series 1999-20E 1, 6.30%, 5/1/19	2,779	2,852
Series 1999-20G 1, 7.00%, 7/1/19	152,207	157,358
Series 1999-20I 1, 7.30%, 9/1/19	80,023	85,231
Series 2000-20C 1, 7.625%, 3/1/20	4,290	4,492
Series 2000-20G 1, 7.39%, 7/1/20	3,056	3,205
Series 2001-20G 1, 6.625%, 7/1/21	707,017	758,877
Series 2001-20L 1, 5.78%, 12/1/21	2,434,848	2,600,064
Series 2002-20A 1, 6.14%, 1/1/22	15,595	16,755
Series 2002-20L 1, 5.10%, 12/1/22	726,507	777,549
Series 2003-20G 1, 4.35%, 7/1/23	41,977	44,271
Series 2004-20L 1, 4.87%, 12/1/24	1,016,386	1,085,443
Series 2005-20B 1, 4.625%, 2/1/25	1,811,648	1,942,418
Series 2005-20D 1, 5.11%, 4/1/25	83,743	90,737
Series 2005-20E 1, 4.84%, 5/1/25	3,389,538	3,651,875
Series 2005-20G 1, 4.75%, 7/1/25	2,921,338	3,153,782
Series 2005-20H 1, 5.11%, 8/1/25	35,074	38,039
Series 2005-20I 1, 4.76%, 9/1/25	3,344,153	3,610,183
Series 2006-20A 1, 5.21%, 1/1/26	3,502,462	3,805,956
Series 2006-20B 1, 5.35%, 2/1/26	979,463	1,072,712
Series 2006-20C 1, 5.57%, 3/1/26	4,814,055	5,309,628
Series 2006-20G 1, 6.07%, 7/1/26	9,110,159	10,282,051
Series 2006-20H 1, 5.70%, 8/1/26	76,474	85,527
Series 2006-20I 1, 5.54%, 9/1/26	145,332	160,461
Series 2006-20J 1, 5.37%, 10/1/26	3,922,580	4,314,858
Series 2006-20L 1, 5.12%, 12/1/26	3,118,529	3,394,723
Series 2007-20A 1, 5.32%, 1/1/27	6,664,082	7,326,313
Series 2007-20C 1, 5.23%, 3/1/27	10,429,464	11,590,615
Series 2007-20D 1, 5.32%, 4/1/27	11,490,483	12,683,211
Series 2007-20G 1, 5.82%, 7/1/27	7,617,322	8,600,873

		87,301,634
FOREIGN AGENCY: 2.5%
Corp. Nacional del Cobre de Chile (Chile)
4.50%, 9/16/25(b)	83,450,000	87,818,607
Petroleo Brasileiro SA (Brazil)
5.75%, 1/20/20	43,955,000	45,295,627
5.375%, 1/27/21	179,320,000	177,526,800
4.375%, 5/20/23	38,625,000	34,550,063
6.25%, 3/17/24	31,505,000	30,796,138
Petroleos Mexicanos (Mexico)
4.875%, 1/18/24	123,065,000	124,603,312

	PAR VALUE	VALUE
4.25%, 1/15/25	$97,765,000	$95,076,462
4.50%, 1/23/26	15,065,000	14,650,713
6.875%, 8/4/26(b)	63,400,000	71,480,330
6.625%, 6/15/35	112,290,000	114,294,376
5.50%, 6/27/44	51,975,000	45,057,128
6.375%, 1/23/45	166,156,000	158,678,980
5.625%, 1/23/46	190,720,000	166,784,640

		1,166,613,176
LOCAL AUTHORITY: 4.5%
L.A. Unified School District GO
5.75%, 7/1/34	6,075,000	8,131,752
6.758%, 7/1/34	185,585,000	269,176,196
New Jersey Turnpike Authority RB
7.414%, 1/1/40	41,065,000	64,300,398
7.102%, 1/1/41	148,277,000	225,704,284
New Valley Generation
4.929%, 1/15/21	294,665	320,919
State of California GO
7.50%, 4/1/34	194,406,000	294,569,803
7.55%, 4/1/39	164,895,000	264,064,502
7.30%, 10/1/39	116,735,000	177,294,783
7.625%, 3/1/40	103,410,000	163,670,109
7.60%, 11/1/40	16,760,000	27,170,139
State of Illinois GO
5.365%, 3/1/17	211,845,000	215,249,349
5.665%, 3/1/18	179,570,000	188,324,038
5.877%, 3/1/19	20,350,000	22,014,630
5.10%, 6/1/33	208,320,000	200,820,480

		2,120,811,382
SOVEREIGN: 0.1%
Spain Government International (Spain)
4.00%, 3/6/18(b)	55,790,000	57,520,048

		3,432,246,240
MORTGAGE-RELATED: 33.7%
FEDERAL AGENCY CMO & REMIC: 2.7%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	136,241	165,135
Series 1997-2 Z, 7.50%, 6/15/27	8,678,746	9,942,989
Series 1998-2 2A, 8.663%, 8/15/27	34,321	40,615
Series 1998-1 1A, 8.196%, 3/15/28	200,995	234,891
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	362,890	402,482
Trust 1998-58 PC, 6.50%, 10/25/28	1,830,587	2,052,602
Trust 2001-69 PQ, 6.00%, 12/25/31	2,331,310	2,646,777
Trust 2002-33 A1, 7.00%, 6/25/32	2,298,280	2,594,526
Trust 2002-69 Z, 5.50%, 10/25/32	270,053	305,742
Trust 2008-24 GD, 6.50%, 3/25/37	1,699,208	1,913,800
Trust 2007-47 PE, 5.00%, 5/25/37	4,739,293	5,183,424
Trust 2009-30 AG, 6.50%, 5/25/39	11,768,400	12,930,211
Trust 2009-53 QM, 5.50%, 5/25/39	2,495,674	2,686,679
Trust 2009-40 TB, 6.00%, 6/25/39	5,006,782	5,641,095
Trust 2001-T3 A1, 7.50%, 11/25/40	125,042	150,535
Trust 2010-123 WT, 7.00%, 11/25/40	44,221,661	52,691,330
Trust 2001-T7 A1, 7.50%, 2/25/41	77,664	93,696
Trust 2001-T5 A2, 6.986%, 6/19/41	48,073	54,551
Trust 2001-T5 A3, 7.50%, 6/19/41	237,090	285,937
Trust 2001-T4 A1, 7.50%, 7/25/41	2,141,738	2,544,213
Trust 2011-58 AT, 4.00%, 7/25/41	10,978,478	11,867,199
Trust 2001-T10 A1, 7.00%, 12/25/41	2,488,908	2,924,564
Trust 2013-106 MA, 4.00%, 2/25/42	22,795,888	24,682,457
Trust 2002-90 A1, 6.50%, 6/25/42	4,959,515	5,888,318
Trust 2002-W6 2A1, 6.211%, 6/25/42	2,863,989	3,391,969
Trust 2002-W8 A2, 7.00%, 6/25/42	1,690,989	1,951,719
Trust 2002-T16 A3, 7.50%, 7/25/42	3,685,016	4,321,862
Trust 2003-W2 1A2, 7.00%, 7/25/42	7,686,004	9,209,188
Trust 2003-W4 3A, 6.265%, 10/25/42	2,334,197	2,653,468
Trust 2012-121 NB, 7.00%, 11/25/42	1,423,765	1,671,080
Trust 2003-7 A1, 6.50%, 12/25/42	4,079,455	4,720,745
Trust 2003-W1 2A, 6.245%, 12/25/42	2,957,123	3,443,532
Trust 2012-133 HF, 0.875%, 12/25/42	46,053,925	45,842,887

1 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2012-134 FD, 0.875%, 12/25/42	$1,237,232	$1,230,692
Trust 2012-134 FT, 0.875%, 12/25/42	63,831,369	63,496,937
Trust 2013-98 FA, 1.075%, 9/25/43	44,863,199	45,265,280
Trust 2013-101 CF, 1.125%, 10/25/43	23,065,124	23,210,021
Trust 2013-101 FE, 1.125%, 10/25/43	36,441,782	36,693,401
Trust 2004-T1 1A2, 6.50%, 1/25/44	2,508,713	3,018,977
Trust 2004-W2 2A2, 7.00%, 2/25/44	124,175	145,317
Trust 2004-W2 5A, 7.50%, 3/25/44	5,836,643	6,742,583
Trust 2004-W8 3A, 7.50%, 6/25/44	4,209,242	4,808,207
Trust 2004-W14 1AF, 0.925%, 7/25/44	1,722,502	1,657,584
Trust 2004-W15 1A2, 6.50%, 8/25/44	961,172	1,073,361
Trust 2005-W1 1A3, 7.00%, 10/25/44	7,029,149	8,195,226
Trust 2001-79 BA, 7.00%, 3/25/45	781,585	900,353
Trust 2006-W1 1A1, 6.50%, 12/25/45	479,570	549,904
Trust 2006-W1 1A2, 7.00%, 12/25/45	3,440,724	4,054,963
Trust 2006-W1 1A3, 7.50%, 12/25/45	59,794	70,577
Trust 2006-W1 1A4, 8.00%, 12/25/45	4,033,463	4,893,304
Trust 2007-W10 1A, 6.319%, 8/25/47	15,023,787	17,145,876
Trust 2007-W10 2A, 6.351%, 8/25/47	4,320,992	4,923,316
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	206,826	237,805
Series 3312 AB, 6.50%, 6/15/32	3,739,047	4,235,489
Series T-41 2A, 5.69%, 7/25/32	281,500	318,635
Series 2587 ZU, 5.50%, 3/15/33	5,850,727	6,729,007
Series 2610 UA, 4.00%, 5/15/33	2,127,288	2,243,244
Series T-48 1A, 5.399%, 7/25/33	2,949,470	3,531,603
Series 2708 ZD, 5.50%, 11/15/33	22,593,897	25,692,914
Series 3204 ZM, 5.00%, 8/15/34	10,088,333	11,180,395
Series 3330 GZ, 5.50%, 6/15/37	4,698,794	5,184,324
Series 3427 Z, 5.00%, 3/15/38	4,410,637	4,892,060
Series 4091 JF, 1.024%, 6/15/41	29,048,034	29,134,537
Series 4120 YF, 0.874%, 10/15/42	70,079,063	69,780,113
Series 309 F4, 1.054%, 8/15/43	81,142,968	81,497,585
Series 311 F1, 1.074%, 8/15/43	100,385,438	100,206,207
Series T-51 1A, 6.50%, 9/25/43	64,967	77,401
Series 4281 BC, 4.50%, 12/15/43	184,067,615	202,128,569
Series 4283 DW, 4.50%, 12/15/43	113,281,266	125,133,081
Series 4283 EW, 4.50%, 12/15/43	69,255,681	75,475,949
Series 4310 FA, 1.074%, 2/15/44	2,801,242	2,802,125
Series 4319 MA, 4.50%, 3/15/44	36,364,709	39,826,131

		1,243,513,271
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 31.0%
Fannie Mae, 10 Year 6.00%, 11/1/16	747	746
Fannie Mae, 15 Year
3.50%, 8/1/26 - 12/1/29	664,575,680	701,056,026
4.00%, 9/1/25 - 5/1/29	172,371,579	183,858,250
4.50%, 3/1/29	37,593,187	40,167,327
5.00%, 9/1/25	59,744,042	64,069,761
5.50%, 1/1/18 - 7/1/25	159,733,687	172,856,138
6.00%, 1/1/17 - 3/1/23	49,235,904	52,891,869
6.50%, 2/1/17 - 12/1/19	1,535,663	1,553,962
7.00%, 11/1/17	1,092	1,101
7.50%, 8/1/17	13,357	13,465
Fannie Mae, 20 Year
4.00%, 9/1/30 - 6/1/36	2,456,166,563	2,661,905,950
4.50%, 3/1/29 - 1/1/34	605,311,437	663,972,239
Fannie Mae, 30 Year
3.02%, 3/1/45	249,651,539	259,390,773
4.00%, 8/1/43 - 6/1/46	75,850,347	79,704,841
4.50%, 6/1/36 - 9/1/46	2,205,407,890	2,423,547,549
5.00%, 7/1/37	13,719,328	15,386,310
5.50%, 2/1/33 - 11/1/39	227,940,146	259,103,303
6.00%, 11/1/28 - 2/1/39	150,836,765	175,301,452
6.50%, 12/1/32 - 8/1/39	63,168,215	73,557,154
7.00%, 4/1/32 - 2/1/39	91,528,735	108,060,794
Fannie Mae, 40 Year 4.50%, 1/1/52	12,831,807	13,931,864

	PAR VALUE	VALUE
Fannie Mae, Hybrid ARM
1.90%, 6/1/43	$5,579,680	$5,691,129
1.946%, 9/1/43	12,598,720	12,883,507
2.132%, 4/1/44	65,891,759	68,545,199
2.281%, 5/1/43	4,860,972	4,987,681
2.287%, 12/1/42	21,774,032	22,355,742
2.312%, 10/1/43	54,718,860	56,263,080
2.325%, 8/1/34	2,045,391	2,117,551
2.329%, 10/1/34	2,338,883	2,462,181
2.351%, 2/1/44	3,572,661	3,695,924
2.365%, 9/1/42	14,377,470	14,788,124
2.406%, 2/1/43	20,248,898	20,828,807
2.427%, 1/1/35	2,530,500	2,664,175
2.435%, 1/1/37	4,192,749	4,416,728
2.447%, 4/1/46	53,739,631	55,400,604
2.471%, 5/1/44	20,589,305	21,295,343
2.492%, 10/1/44	9,359,381	9,653,800
2.505%, 4/1/35	3,940,566	4,106,500
2.509%, 11/1/42	12,638,730	12,990,909
2.51%, 5/1/46	14,014,873	14,459,689
2.525%, 9/1/34	2,812,008	2,950,822
2.529%, 11/1/35	2,323,584	2,421,378
2.539%, 12/1/35	1,474,645	1,556,555
2.558%, 1/1/36	3,118,839	3,311,995
2.589%, 4/1/45	8,612,071	8,879,977
2.593%, 4/1/42	16,785,212	17,358,878
2.621%, 7/1/36	67,739	71,577
2.643%, 8/1/35	2,179,841	2,307,356
2.651%, 11/1/45	28,660,538	29,585,572
2.654%, 8/1/34	622,212	660,261
2.658%, 8/1/45	18,491,718	19,076,660
2.663%, 7/1/35	1,534,580	1,613,842
2.667%, 10/1/44	20,872,256	21,633,280
2.679%, 4/1/44	22,598,236	23,420,944
2.681%, 7/1/35 - 11/1/43	20,372,167	21,109,512
2.687%, 12/1/36	3,135,678	3,305,957
2.693%, 8/1/35 - 9/1/44	20,667,649	21,507,246
2.70%, 10/1/44	14,127,705	14,665,144
2.701%, 12/1/44	8,544,812	8,852,580
2.703%, 10/1/33	2,611,092	2,768,571
2.727%, 12/1/44	6,670,402	6,930,168
2.729%, 4/1/46	10,219,544	10,552,295
2.731%, 2/1/43	6,699,009	7,029,715
2.733%, 8/1/45	17,869,352	18,463,913
2.735%, 2/1/45	26,322,412	27,257,292
2.74%, 11/1/44	7,999,782	8,281,098
2.749%, 12/1/44 - 4/1/46	16,589,712	17,171,017
2.763%, 9/1/44 - 12/1/44	61,779,989	64,052,169
2.771%, 10/1/44	14,347,130	14,889,130
2.773%, 10/1/44	48,595,519	50,429,123
2.775%, 1/1/36	5,023,486	5,310,073
2.778%, 2/1/44	8,789,429	9,101,037
2.781%, 7/1/34	2,733,745	2,872,745
2.783%, 10/1/38	9,009,442	9,536,943
2.786%, 11/1/44	13,366,931	13,883,093
2.793%, 7/1/35	2,239,296	2,344,743
2.797%, 10/1/44	28,230,536	29,331,147
2.801%, 12/1/44	18,964,537	19,685,995
2.805%, 11/1/36	2,426,451	2,584,401
2.806%, 8/1/44	15,342,638	15,916,667
2.816%, 8/1/44	36,045,612	37,383,488
2.817%, 1/1/35	1,332,223	1,412,201
2.82%, 4/1/46	23,322,607	24,176,044
2.837%, 10/1/45	38,496,878	39,946,346
2.846%, 11/1/44	27,339,118	28,425,533
2.847%, 4/1/45	54,563,310	56,604,024
2.849%, 10/1/44	19,697,728	20,494,360
2.851%, 7/1/44	25,146,259	26,152,214
2.852%, 10/1/44	17,210,716	17,893,200
2.86%, 9/1/44	48,397,975	50,188,835
2.861%, 10/1/38 - 11/1/44	29,579,721	30,819,519
2.864%, 10/1/38	2,030,539	2,151,793

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	September 30, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
2.869%, 10/1/44	$8,261,950	$8,561,898
2.871%, 9/1/44	7,805,167	8,102,548
2.883%, 10/1/44	13,619,010	14,130,954
2.887%, 7/1/44	16,954,162	17,602,630
2.888%, 1/1/36	17,908,194	18,866,059
2.891%, 5/1/38	185,470,619	197,248,398
2.899%, 4/1/46	9,192,170	9,530,611
2.904%, 11/1/43	18,074,118	18,780,304
2.915%, 8/1/44	9,935,836	10,319,833
2.924%, 10/1/44	29,532,559	30,687,390
2.925%, 1/1/45	19,880,778	20,620,633
2.927%, 11/1/44	23,165,836	24,031,441
2.929%, 11/1/44	21,377,182	22,168,351
2.931%, 9/1/43	9,449,968	9,790,616
2.934%, 10/1/35	3,105,987	3,255,368
2.938%, 6/1/35	1,068,566	1,122,642
2.942%, 7/1/44	12,495,050	12,968,318
2.944%, 2/1/44	13,512,928	14,054,618
2.948%, 3/1/46	8,343,085	8,637,200
2.95%, 10/1/44	16,428,002	17,034,050
2.951%, 7/1/44	8,371,517	8,689,884
2.959%, 4/1/44	9,300,760	9,678,061
2.97%, 10/1/35 - 9/1/44	29,830,027	30,995,718
2.971%, 4/1/44	9,003,858	9,352,423
2.98%, 2/1/37	9,749,293	10,330,426
3.00%, 7/1/35 - 7/1/44	12,140,680	12,641,736
3.003%, 8/1/35	3,963,169	4,142,498
3.017%, 9/1/35	3,296,242	3,473,927
3.024%, 9/1/44	11,689,291	12,119,617
3.042%, 12/1/44	14,182,621	14,736,872
3.043%, 8/1/44	12,604,223	13,106,165
3.067%, 3/1/45	7,245,040	7,509,603
3.077%, 5/1/44	39,500,708	41,194,542
3.101%, 7/1/44	19,158,734	19,977,743
3.115%, 8/1/37	2,423,758	2,559,643
3.122%, 9/1/38	916,733	970,710
3.155%, 12/1/43	8,844,062	9,213,466
3.192%, 4/1/44	29,392,625	30,754,729
3.45%, 7/1/41	53,243,664	55,758,377
4.159%, 12/1/39	3,561,963	3,753,974
4.971%, 6/1/39	914,644	960,726
4.991%, 4/1/38	454,951	478,230
5.033%, 5/1/38	2,386,808	2,538,403
5.112%, 8/1/37	379,158	381,121
5.496%, 4/1/37	446,859	481,154
5.668%, 11/1/37	1,314,359	1,367,757
5.79%, 12/1/36	1,239,427	1,285,474
Fannie Mae, Multifamily DUS
Trust 2014-M13 ASQ2, 1.637%, 11/25/17	45,943,411	46,067,252
Pool AL6445, 2.58%, 1/1/22	8,644,230	8,938,906
Pool AL6455, 2.795%, 11/1/21	9,633,574	10,052,937
Pool AL6028, 2.963%, 7/1/21	4,048,063	4,204,137
Pool 745629, 5.14%, 1/1/18	40,481	41,773
Pool 888559, 5.505%, 6/1/17	9,254,363	9,418,085
Pool 888015, 6.00%, 11/1/16	839,040	838,258
Freddie Mac, Hybrid ARM
1.873%, 8/1/43	88,238,840	91,249,814
2.034%, 1/1/36	3,041,298	3,164,512
2.426%, 2/1/38	10,125,816	10,581,919
2.499%, 8/1/36	3,515,896	3,695,707
2.50%, 1/1/35	1,285,563	1,343,521
2.531%, 1/1/36	3,019,277	3,193,220
2.547%, 3/1/37	4,348,949	4,614,648
2.557%, 9/1/46	61,450,230	63,237,367
2.59%, 1/1/36	8,060,786	8,538,761
2.617%, 11/1/34	1,682,437	1,782,319
2.619%, 5/1/45	64,870,848	66,824,492
2.625%, 4/1/35	1,087,013	1,153,188
2.635%, 8/1/45	15,628,515	16,136,081

	PAR VALUE	VALUE
2.639%, 10/1/35	$3,568,143	$3,745,806
2.648%, 1/1/37	3,647,328	3,897,874
2.661%, 7/1/46	33,643,356	34,646,889
2.699%, 4/1/37	1,603,796	1,695,672
2.711%, 2/1/34	5,714,932	5,996,042
2.716%, 1/1/45	20,826,820	21,564,089
2.722%, 6/1/45	7,449,266	7,684,602
2.738%, 10/1/38	913,836	965,129
2.743%, 11/1/44	25,534,286	26,500,011
2.746%, 9/1/44	14,624,925	15,189,717
2.751%, 5/1/46	350,134,035	361,784,437
2.754%, 8/1/45	56,964,603	58,798,652
2.756%, 4/1/45	13,458,149	13,934,612
2.762%, 6/1/38	4,935,196	5,176,717
2.766%, 10/1/38 - 10/1/43	6,758,610	7,066,248
2.779%, 5/1/46	24,769,342	25,682,090
2.799%, 10/1/44	9,476,878	9,839,275
2.801%, 9/1/44	17,876,682	18,550,262
2.804%, 12/1/44	6,624,120	6,848,945
2.807%, 8/1/45	13,019,839	13,464,681
2.808%, 8/1/35	2,016,688	2,124,356
2.813%, 10/1/44	22,335,447	23,195,991
2.82%, 9/1/45	14,684,678	15,212,223
2.822%, 3/1/35	1,546,534	1,631,348
2.823%, 5/1/37	3,258,864	3,420,079
2.838%, 11/1/44	19,905,311	20,642,831
2.839%, 11/1/44	12,133,959	12,621,853
2.841%, 1/1/45	16,440,792	17,059,384
2.849%, 9/1/33	7,561,850	8,047,996
2.852%, 10/1/44	20,593,418	21,304,481
2.865%, 4/1/37	2,379,850	2,498,493
2.87%, 7/1/37	9,275,734	9,832,220
2.872%, 12/1/44	30,553,272	31,679,535
2.886%, 8/1/44	13,633,324	14,130,647
2.887%, 4/1/38	9,048,732	9,544,096
2.889%, 1/1/45	12,893,009	13,355,171
2.89%, 6/1/44	10,983,948	11,392,178
2.892%, 12/1/44	20,034,819	20,813,232
2.896%, 4/1/38	10,917,296	11,556,353
2.90%, 2/1/44	15,359,608	15,948,951
2.91%, 11/1/44	13,008,643	13,496,592
2.912%, 7/1/43	5,606,346	5,811,336
2.916%, 12/1/44	27,114,058	28,141,611
2.917%, 11/1/44	20,209,464	21,003,087
2.92%, 1/1/45	24,574,670	25,480,263
2.927%, 2/1/45	26,620,312	27,620,210
2.934%, 9/1/44	13,915,071	14,445,160
2.94%, 12/1/44	14,721,472	15,261,808
2.941%, 11/1/44	8,772,215	9,102,590
2.944%, 11/1/44	37,365,687	38,659,042
2.949%, 11/1/44	11,724,199	12,154,213
2.951%, 11/1/44	15,289,180	15,850,334
2.961%, 4/1/36	4,644,704	4,894,298
2.966%, 11/1/44	26,631,444	27,636,051
2.967%, 2/1/35	1,057,997	1,113,742
2.97%, 11/1/44	20,022,077	20,762,694
2.978%, 9/1/35	2,324,680	2,458,228
2.998%, 1/1/44	7,377,912	7,645,978
3.015%, 5/1/44 - 10/1/44	167,373,573	173,947,896
3.018%, 10/1/44	19,440,679	20,187,435
3.019%, 7/1/44	10,302,405	10,696,614
3.046%, 8/1/34 - 7/1/44	9,939,827	10,333,637
3.054%, 8/1/44	14,230,997	14,785,828
3.073%, 4/1/44	10,699,032	11,125,312
3.076%, 1/1/45	48,485,760	50,313,066
3.089%, 8/1/44	15,043,867	15,664,893
3.106%, 6/1/44	33,995,033	35,390,610
3.12%, 8/1/35	3,082,147	3,277,456
3.121%, 1/1/44	6,614,013	6,885,312
3.139%, 4/1/44	5,260,266	5,485,309
3.607%, 6/1/41	8,240,278	8,516,262

3 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
3.699%, 9/1/41	$9,751,872	$10,127,091
4.74%, 6/1/38	733,898	765,565
5.215%, 5/1/38	2,910,556	3,087,762
5.278%, 11/1/39	3,395,719	3,541,889
5.809%, 1/1/38	1,268,965	1,336,413
6.131%, 12/1/36	1,765,685	1,849,185
6.239%, 10/1/37	311,830	336,137
Freddie Mac Gold, 15 Year
4.00%, 6/1/26 - 6/1/27	305,825,921	324,984,164
4.50%, 3/1/25 - 6/1/26	20,104,676	21,507,587
5.50%, 10/1/20 - 12/1/24	9,178,992	9,720,734
6.00%, 5/1/17 - 11/1/23	17,686,553	19,175,077
6.50%, 2/1/17 - 9/1/18	397,856	401,790
Freddie Mac Gold, 20 Year
4.00%, 9/1/31 - 10/1/35	647,549,927	702,326,906
4.50%, 5/1/30 - 1/1/34	151,694,334	166,551,622
6.00%, 12/1/27	26,553,624	30,289,389
6.50%, 10/1/26	3,325,402	3,821,555
Freddie Mac Gold, 30 Year
4.00%, 5/1/46	9,268,136	9,713,528
4.50%, 3/1/39 - 2/1/46	1,135,332,389	1,245,503,691
5.50%, 3/1/34 - 12/1/38	79,610,929	90,533,088
6.00%, 2/1/33 - 2/1/39	31,813,730	36,689,361
6.50%, 12/1/32 - 10/1/38	17,691,338	20,281,320
7.00%, 4/1/31 - 11/1/38	5,300,010	6,150,160
7.90%, 2/17/21	270,079	284,883
Ginnie Mae, 20 Year
4.00%, 1/20/35	14,385,253	15,420,637
Ginnie Mae, 30 Year
7.00%, 5/15/28	375,290	436,008
7.50%, 9/15/17 - 5/15/25	1,239,613	1,423,611
7.80%, 6/15/20 - 1/15/21	246,667	260,677
7.85%, 1/15/21	4,617	4,636
8.00%, 9/15/20	4,488	4,791

		14,593,029,005
PRIVATE LABEL CMO & REMIC: 0.0%(e)
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	4,295,855	4,666,915

		15,841,209,191
ASSET-BACKED: 3.2%
AUTO LOAN: 0.4%
Ford Credit Auto Owner Trust
Series 2015-1 A, 2.12%, 7/15/26(b)	200,480,000	203,856,103
CREDIT CARD: 0.4%
Chase Issuance Trust
Series 2015-A2 A2, 1.59%, 2/18/20	185,397,000	186,504,877
OTHER: 1.8%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	570,426,476	520,514,159
9.75%, 1/6/27(b)	359,071,542	324,062,067

		844,576,226
STUDENT LOAN: 0.6%
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(b)	35,880,000	36,634,904
SLM Student Loan Trust (Private Loans)
Series 2013-A A2A, 1.77%, 5/17/27(b)	58,445,000	58,374,206
Series 2012-B A2, 3.48%, 10/15/30(b)	47,362,596	48,323,991
Series 2013-C A2A, 2.94%, 10/15/31(b)	41,885,000	42,735,726
Series 2012-E A2A, 2.09%, 6/15/45(b)	14,555,000	14,666,951
Series 2012-C A2, 3.31%, 10/15/46(b)	88,535,226	90,184,398

		290,920,176

		1,525,857,382
CORPORATE: 42.7%
FINANCIALS: 14.1%
Bank of America Corp.
7.625%, 6/1/19	188,582,000	216,404,068
5.625%, 7/1/20	73,416,000	82,514,151
4.20%, 8/26/24	163,140,000	172,510,925

	PAR VALUE	VALUE
4.25%, 10/22/26	$127,024,000	$134,423,783
6.625%, 5/23/36(a)	244,578,000	293,357,125
Barclays PLC (United Kingdom)
4.375%, 9/11/24	275,404,000	278,663,957
BNP Paribas SA (France)
4.25%, 10/15/24	379,446,000	395,117,499
4.375%, 9/28/25(b)	115,425,000	118,268,033
Boston Properties, Inc.
5.875%, 10/15/19	48,079,000	53,380,671
5.625%, 11/15/20	79,385,000	90,167,309
4.125%, 5/15/21	52,852,000	57,480,144
3.85%, 2/1/23	76,031,000	81,297,135
3.125%, 9/1/23	19,500,000	20,050,875
3.80%, 2/1/24	64,024,000	68,476,229
Capital One Financial Corp.
4.75%, 7/15/21	112,698,000	125,418,336
3.50%, 6/15/23	193,115,000	201,415,276
3.75%, 4/24/24	36,940,000	39,088,283
3.20%, 2/5/25	67,240,000	68,415,691
4.20%, 10/29/25	117,079,000	122,218,534
Centene Corp.
6.375%, 6/1/17	120,854,000	123,875,350
Cigna Corp.
4.00%, 2/15/22	62,964,000	68,459,183
7.65%, 3/1/23	7,217,000	8,997,867
7.875%, 5/15/27	33,255,000	46,514,400
8.30%, 1/15/33	8,195,000	11,627,525
6.15%, 11/15/36	88,097,000	111,107,848
5.875%, 3/15/41	18,939,000	23,858,216
5.375%, 2/15/42	56,018,000	67,864,799
Citigroup, Inc.
2.326%, 5/15/18	79,070,000	80,312,506
3.50%, 5/15/23	105,730,000	108,670,457
6.692%, 10/30/40(a)	381,543,025	402,604,200
Equity Residential
4.75%, 7/15/20	5,200,000	5,705,716
4.625%, 12/15/21	61,355,000	68,887,063
3.00%, 4/15/23	47,300,000	48,507,332
3.375%, 6/1/25	77,890,000	81,347,381
HSBC Holdings PLC (United Kingdom)
5.10%, 4/5/21	85,935,000	95,009,306
9.30%, 6/1/21	100,000	126,623
4.30%, 3/8/26	116,100,000	124,494,727
6.50%, 5/2/36	179,105,000	228,092,725
6.50%, 9/15/37	195,591,000	251,021,881
6.80%, 6/1/38	32,000,000	42,319,040
JPMorgan Chase & Co.
3.375%, 5/1/23	92,238,000	94,811,994
4.125%, 12/15/26	106,000,000	113,176,200
8.75%, 9/1/30(a)	48,438,000	70,450,213
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	218,317,000	226,155,890
4.582%, 12/10/25(b)	24,585,000	25,199,773
4.65%, 3/24/26	76,025,000	78,275,036
Navient Corp.
6.00%, 1/25/17	166,603,000	168,269,030
4.625%, 9/25/17	111,437,000	113,108,555
8.45%, 6/15/18	192,028,000	206,430,100
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	292,243,000	309,691,076
6.00%, 12/19/23	264,320,000	275,604,085
Unum Group
7.19%, 2/1/28	11,295,000	13,349,967
7.25%, 3/15/28	25,060,000	31,391,835
6.75%, 12/15/28	8,107,000	9,978,120
Wells Fargo & Co.
4.30%, 7/22/27	247,864,000	267,312,897

		6,621,276,940

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	September 30, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
INDUSTRIALS: 27.2%
AT&T, Inc.
8.25%, 11/15/31	$100,978,000	$149,301,224
5.35%, 9/1/40	59,744,000	67,067,360
4.75%, 5/15/46	77,670,000	81,704,568
5.65%, 2/15/47	120,390,000	142,559,217
4.50%, 3/9/48(b)	217,175,000	218,421,367
BHP Billiton, Ltd. (Australia) 6.75%, 10/19/75(a)(b)	231,972,000	262,708,290
Boston Scientific Corp. 6.00%, 1/15/20	15,690,000	17,725,574
Burlington Northern Santa Fe LLC(d) 4.70%, 10/1/19	33,445,000	36,753,179
8.251%, 1/15/21	3,529,670	3,968,532
3.05%, 9/1/22	39,535,000	41,953,000
5.943%, 1/15/23	45,954	49,358
3.85%, 9/1/23	89,340,000	98,689,610
5.72%, 1/15/24	14,862,976	16,684,835
5.342%, 4/1/24	4,676,851	5,149,541
5.629%, 4/1/24	19,269,332	21,508,178
5.996%, 4/1/24	37,004,123	42,924,782
3.442%, 6/16/28(b)	87,336,651	92,024,795
Cemex SAB de CV (Mexico)
6.50%, 12/10/19(b)	60,715,000	64,357,900
7.25%, 1/15/21(b)	163,907,000	174,560,955
6.00%, 4/1/24(b)	113,175,000	116,004,375
5.70%, 1/11/25(b)	202,411,000	204,880,414
6.125%, 5/5/25(b)	95,400,000	98,023,500
Charter Communications, Inc.
8.75%, 2/14/19	130,460,000	150,445,428
8.25%, 4/1/19	237,543,000	273,505,585
5.00%, 2/1/20	20,700,000	22,447,970
4.125%, 2/15/21	30,545,000	32,424,006
4.00%, 9/1/21	40,609,000	43,102,068
4.908%, 7/23/25(b)	122,505,000	135,243,192
6.55%, 5/1/37	46,188,000	54,863,584
6.75%, 6/15/39	112,072,000	136,606,354
6.484%, 10/23/45(b)	92,015,000	111,520,984
Cox Enterprises, Inc.
5.875%, 12/1/16(b)	76,215,000	76,747,819
9.375%, 1/15/19(b)	145,119,000	167,741,456
3.25%, 12/15/22(b)	147,403,000	148,441,307
2.95%, 6/30/23(b)	241,788,000	238,497,024
3.85%, 2/1/25(b)	203,026,000	209,334,221
CRH PLC (Ireland) 3.875%, 5/18/25(b)	185,239,000	198,822,391
CSX Corp.
9.75%, 6/15/20	10,067,000	12,749,181
6.251%, 1/15/23	14,091,383	16,726,753
Dell Technologies, Inc.
4.42%, 6/15/21(b)	255,000,000	266,523,705
5.45%, 6/15/23(b)	149,150,000	159,743,677
Dillard’s, Inc.
7.13%, 8/1/18	23,565,000	25,626,938
7.875%, 1/1/23	275,000	330,344
7.75%, 7/15/26	21,016,000	24,378,560
7.75%, 5/15/27	12,848,000	14,967,920
7.00%, 12/1/28	28,225,000	32,105,938
Dow Chemical Co.
4.25%, 11/15/20	4,373,000	4,743,441
3.00%, 11/15/22	21,950,000	22,806,445
7.375%, 11/1/29	69,100,000	94,397,026
9.40%, 5/15/39	144,913,000	237,277,648
5.25%, 11/15/41	12,378,000	14,010,213
Eaton Corp. PLC (Ireland) 2.75%, 11/2/22	61,835,000	63,907,153
FedEx Corp. 8.00%, 1/15/19	16,875,000	19,345,736

	PAR VALUE	VALUE
Ford Motor Credit Co. LLC(d)
5.75%, 2/1/21	$192,923,000	$217,418,047
5.875%, 8/2/21	146,065,000	166,563,908
3.219%, 1/9/22	39,700,000	40,740,259
4.25%, 9/20/22	31,925,000	34,454,514
Hewlett Packard Enterprise Co. 3.60%, 10/15/20(b)	124,832,000	130,984,470
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(b)	124,595,000	132,221,086
4.25%, 7/21/25(b)	385,702,000	422,195,195
Kinder Morgan, Inc.
3.45%, 2/15/23	23,425,000	23,361,682
3.50%, 9/1/23	43,211,000	43,291,977
5.625%, 11/15/23(b)	49,500,000	54,683,937
4.15%, 2/1/24	47,997,000	49,002,585
4.25%, 9/1/24	22,635,000	23,309,251
4.30%, 6/1/25	146,770,000	152,623,334
6.50%, 2/1/37	50,861,000	54,945,189
6.95%, 1/15/38	92,139,000	104,789,869
6.50%, 9/1/39	72,546,000	78,256,313
5.00%, 8/15/42	57,054,000	54,353,178
5.00%, 3/1/43	71,101,000	67,023,713
5.50%, 3/1/44	80,632,000	81,709,566
5.40%, 9/1/44	39,504,000	39,690,024
Macy’s, Inc.
6.65%, 7/15/24	52,526,000	62,443,539
7.00%, 2/15/28	27,985,000	32,715,836
6.70%, 9/15/28	34,115,000	37,578,389
6.90%, 4/1/29	67,888,000	77,448,871
6.90%, 1/15/32	60,095,000	68,457,820
6.70%, 7/15/34	138,885,000	153,132,379
4.50%, 12/15/34	154,923,000	145,752,333
6.375%, 3/15/37	110,793,000	119,258,804
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(b)	220,010,000	242,055,002
5.50%, 7/21/25(b)	257,875,000	277,086,688
Nordstrom, Inc. 6.95%, 3/15/28	20,107,000	25,620,038
Norfolk Southern Corp. 7.70%, 5/15/17	28,585,000	29,732,573
RELX PLC (United Kingdom)
8.625%, 1/15/19	28,613,000	32,963,492
3.125%, 10/15/22	144,337,000	147,954,663
Sprint Corp. 6.00%, 12/1/16	303,716,000	305,234,580
Telecom Italia SPA (Italy)
6.999%, 6/4/18	165,232,000	178,300,199
7.175%, 6/18/19	200,711,000	225,163,621
5.303%, 5/30/24(b)	202,857,000	207,394,911
7.20%, 7/18/36	53,458,000	56,932,770
7.721%, 6/4/38	129,877,000	142,215,315
Time Warner, Inc.
7.625%, 4/15/31	281,417,000	399,289,355
7.70%, 5/1/32	231,134,000	329,162,090
TransCanada Corp. (Canada)
5.625%, 5/20/75(a)	237,639,000	240,609,488
5.875%, 8/15/76(a)	62,600,000	66,230,800
Twenty-First Century Fox, Inc.
6.20%, 12/15/34	14,795,000	18,746,567
6.40%, 12/15/35	49,525,000	63,603,323
6.15%, 3/1/37	31,905,000	40,168,267
6.65%, 11/15/37	79,075,000	104,457,047
6.15%, 2/15/41	40,108,000	50,987,175
Ultrapar Participacoes SA (Brazil) 5.25%, 10/6/26(b)	185,300,000	184,873,810
Union Pacific Corp.
7.60%, 1/2/20	438,962	487,378
6.061%, 1/17/23	5,290,654	5,835,041
4.698%, 1/2/24	3,283,860	3,546,568
5.082%, 1/2/29	7,702,654	8,442,201
5.866%, 7/2/30	40,869,324	47,425,630
6.176%, 1/2/31	35,885,069	42,891,880

5 / Dodge & Cox Income Fund	See accompanying Notes to Financial Statements

Portfolio of Investments (unaudited)	September 30, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Verizon Communications, Inc.
4.272%, 1/15/36	$166,472,000	$173,801,263
6.55%, 9/15/43	447,469,000	606,375,534
4.522%, 9/15/48	123,250,000	130,662,871
Vulcan Materials Co.
7.50%, 6/15/21	143,984,000	174,940,560
Xerox Corp.
6.75%, 2/1/17	62,799,000	63,787,833
2.95%, 3/15/17	1,125,000	1,131,651
6.35%, 5/15/18	106,052,000	112,617,891
5.625%, 12/15/19	87,407,000	94,705,310
2.75%, 9/1/20	27,389,000	27,117,767
4.50%, 5/15/21	63,744,000	67,302,636
Zoetis, Inc.
3.45%, 11/13/20	39,377,000	41,164,086
4.50%, 11/13/25	166,139,000	186,354,461

		12,792,183,024
UTILITIES: 1.4%
Dominion Resources, Inc.
2.962%, 7/1/19	10,000,000	10,263,340
4.104%, 4/1/21	60,555,000	64,859,007
5.75%, 10/1/54(a)	232,036,000	240,110,853
Enel SPA (Italy)
6.80%, 9/15/37(b)	153,664,000	203,371,077
6.00%, 10/7/39(b)	137,712,000	166,881,330

		685,485,607

		20,098,945,571

TOTAL DEBT SECURITIES (Cost $43,821,451,330)		45,912,890,565

SHORT-TERM INVESTMENTS: 1.4%
COMMERCIAL PAPER: 0.3%
UnitedHealth Group, Inc.
11/8/16(b)	$150,000,000	$149,882,833
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	47,095,017	47,095,017
REPURCHASE AGREEMENT: 1.0%
Fixed Income Clearing Corporation(c) 0.15%, dated 9/30/16, due 10/3/16, maturity value $442,650,533	442,645,000	442,645,000

TOTAL SHORT-TERM INVESTMENTS (Cost $639,622,850)		639,622,850

TOTAL INVESTMENTS (Cost $44,461,074,180)	98.9%	46,552,513,415
OTHER ASSETS LESS LIABILITIES	1.1%	515,042,074

NET ASSETS	100.0%	$47,067,555,489

(a)	Hybrid security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, all such securities in total represented $6,819,533,922 or 14.5% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Repurchase agreement is collateralized by Fannie Mae 1.375%-5.0%, 11/15/16-2/13/17; and U.S. Treasury Notes 0.5%-3.125%, 1/31/17-11/15/41. Total collateral value is $451,503,038.
(d)	Subsidiary (see below)
(e)	Rounds to 0.0%

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	13,665	Dec 2016	$(1,791,823,125)	$(6,057,749)
Long Term U.S. Treasury Bond – Short Position	6,851	Dec 2016	(1,259,727,625)	18,706,960

				$12,649,211

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2016:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$5,014,632,181	$—
Government-Related	—	3,432,246,240	—
Mortgage-Related	—	15,841,209,191	—
Asset-Backed	—	1,525,857,382	—
Corporate	—	20,098,945,571	—
Short-term Investments
Commercial Paper	—	149,882,833	—
Money Market Fund	47,095,017	—	—
Repurchase Agreement	—	442,645,000	—

Total Securities	$47,095,017	$46,505,418,398	$—

Other Financial Instruments
Futures Contracts
Appreciation	$18,706,960	$—	$—
Depreciation	(6,057,749)	—	—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at September 30, 2016 and December 31, 2015 and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2016, the cost of investments for federal income tax purposes was $44,461,118,542. Net unrealized appreciation aggregated $2,091,394,873 of which $2,182,403,082 represented appreciated securities and $91,008,209 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 8

GLOBAL BOND FUND
Portfolio of Investments (unaudited)	September 30, 2016

DEBT SECURITIES: 96.4%

	PAR VALUE		VALUE
GOVERNMENT: 15.3%
Chile Government GDN (Chile) 6.00%, 1/1/18(c)	CLP	895,000,000	$1,400,434
Colombia Government (Colombia) 9.85%, 6/28/27	COP	3,875,000,000	1,639,796
Mexico Government (Mexico) 2.00%, 6/9/22(a)	MXN	116,459,767	5,811,051
South Korea Government (South Korea) 3.00%, 12/10/16	KRW	880,200,000	801,662
U.S. Treasury Note/Bond (United States) 0.875%, 5/31/18	USD	2,000,000	2,004,062

			11,657,005
GOVERNMENT-RELATED: 7.7%
Chicago Transit Authority RB (United States) 6.899%, 12/1/40	USD	1,250,000	1,657,796
Indonesia Government International (Indonesia) 3.75%, 6/14/28(c)	EUR	625,000	768,192
Peru Government International (Peru) 3.75%, 3/1/30	EUR	600,000	792,432
Petroleo Brasileiro SA (Brazil) 7.25%, 3/17/44	USD	425,000	384,583
Petroleos Mexicanos (Mexico)
2.75%, 4/21/27	EUR	425,000	422,758
5.50%, 6/27/44	USD	175,000	151,708
6.375%, 1/23/45	USD	535,000	510,925
State of Illinois GO (United States)
5.665%, 3/1/18	USD	800,000	839,000
5.10%, 6/1/33	USD	400,000	385,600

			5,912,994
SECURITIZED: 19.8%
American Express Master Trust (United States) Series 2014-3 A, 1.49%, 4/15/20	USD	225,000	225,937
Chase Issuance Trust (United States) Series 2015-A2 A2, 1.59%, 2/18/20	USD	1,015,000	1,021,065
Fannie Mae, 15 Year (United States) 5.00%, 7/1/25	USD	28,879	30,977
Fannie Mae, 20 Year (United States)
4.00%, 10/1/31	USD	685,602	742,640
4.00%, 9/1/35	USD	702,234	755,898
Fannie Mae, Hybrid ARM (United States)
2.915%, 8/1/44	USD	206,755	214,746
2.763%, 9/1/44	USD	346,375	359,374
Fannie Mae, 30 Year (United States)
4.50%, 2/1/45	USD	1,141,719	1,261,954
4.50%, 1/1/46	USD	1,433,791	1,572,091
Ford Credit Auto Owner Trust (United States) Series 2015-B A3, 1.16%, 11/15/19	USD	800,000	801,160
Freddie Mac (United States) Series 4283 EW, 4.50%, 12/15/43	USD	203,471	221,746
Freddie Mac, Hybrid ARM (United States)
3.018%, 10/1/44	USD	398,435	413,740
2.743%, 11/1/44	USD	1,049,937	1,089,647
2.716%, 1/1/45	USD	1,153,209	1,194,033
2.751%, 5/1/46	USD	1,773,148	1,832,148
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	103,604	120,182
4.50%, 8/1/44	USD	570,888	625,370
Navient Student Loan Trust (Private Loans) (United States) Series 2015-CA B, 3.25%, 5/15/40(c)	USD	1,350,000	1,356,899
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	USD	997,710	910,410
9.75%, 1/6/27(c)	USD	445,848	402,377

			15,152,394

	PAR VALUE		VALUE
CORPORATE: 53.6%
FINANCIALS: 13.2%
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	350,000	$370,389
6.625%, 5/23/36(b)	USD	325,000	389,819
Barclays PLC (United Kingdom) 4.375%, 1/12/26	USD	800,000	827,711
BNP Paribas SA (France)
5.75%, 1/24/22	GBP	500,000	763,434
4.375%, 9/28/25(c)	USD	200,000	204,926
Capital One Financial Corp. (United States) 3.75%, 4/24/24	USD	750,000	793,617
Centene Corp. (United States) 6.375%, 6/1/17	USD	550,000	563,750
Citigroup, Inc. (United States) 6.692%, 10/30/40(b)	USD	1,067,500	1,126,426
HSBC Holdings PLC (United Kingdom)
6.50%, 5/2/36	USD	500,000	636,757
6.50%, 9/15/37	USD	425,000	545,446
JPMorgan Chase & Co. (United States) 3.375%, 5/1/23	USD	775,000	796,627
Lloyds Banking Group PLC (United Kingdom) 4.50%, 11/4/24	USD	1,025,000	1,061,804
Navient Corp. (United States)
6.00%, 1/25/17	USD	670,000	676,700
4.625%, 9/25/17	USD	268,000	272,020
8.45%, 6/15/18	USD	125,000	134,375
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	USD	325,000	344,404
6.00%, 12/19/23	USD	525,000	547,413

			10,055,618
INDUSTRIALS: 37.5%
AT&T, Inc. (United States) 4.50%, 3/9/48(c)	USD	1,290,000	1,297,403
BHP Billiton, Ltd. (Australia) 6.75%, 10/19/75(b)(c)	USD	425,000	481,313
Canadian Pacific Railway, Ltd. (Canada) 6.25%, 6/1/18	CAD	850,000	696,029
Cemex SAB de CV (Mexico)
7.25%, 1/15/21(c)	USD	675,000	718,875
7.75%, 4/16/26(c)	USD	700,000	776,650
Charter Communications, Inc. (United States)
7.30%, 7/1/38	USD	125,000	160,249
6.75%, 6/15/39	USD	750,000	914,187
Concho Resources, Inc. (United States) 6.50%, 1/15/22	USD	1,050,000	1,089,375
Cox Enterprises, Inc. (United States)
3.25%, 12/15/22(c)	USD	765,000	770,389
2.95%, 6/30/23(c)	USD	400,000	394,556
Dell Technologies, Inc. (United States)
4.42%, 6/15/21(c)	USD	475,000	496,466
5.45%, 6/15/23(c)	USD	225,000	240,981
Ford Motor Credit Co. LLC(d) (United States)
8.125%, 1/15/20	USD	300,000	354,317
5.875%, 8/2/21	USD	625,000	712,713
Grupo Televisa SAB (Mexico) 8.50%, 3/11/32	USD	575,000	754,973
HCA Holdings, Inc. (United States) 4.75%, 5/1/23	USD	1,025,000	1,068,562
HP Inc. (United States) 4.65%, 12/9/21	USD	400,000	438,479
Imperial Brands PLC (United Kingdom) 4.25%, 7/21/25(c)	USD	650,000	711,500
Kinder Morgan, Inc. (United States) 6.95%, 1/15/38	USD	1,400,000	1,592,223
LafargeHolcim, Ltd. (Switzerland)
7.125%, 7/15/36	USD	600,000	748,601
4.75%, 9/22/46(c)	USD	425,000	$439,131

1 / Dodge & Cox Global Bond Fund LLC	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2016

DEBT SECURITIES (continued)

	PAR VALUE		VALUE
Macy’s, Inc. (United States)
6.70%, 9/15/28	USD	50,000	55,076
6.90%, 4/1/29	USD	75,000	85,562
6.70%, 7/15/34	USD	425,000	468,598
6.375%, 3/15/37	USD	200,000	215,282
Millicom International Cellular SA (Luxembourg) 6.625%, 10/15/21(c)	USD	1,450,000	1,511,625
Molex Electronic Technologies LLC(d) (United States) 2.878%, 4/15/20(c)	USD	731,000	737,495
MTN Group, Ltd. (South Africa) 4.755%, 11/11/24(c)	USD	725,000	701,437
Naspers, Ltd. (South Africa) 5.50%, 7/21/25(c)	USD	1,400,000	1,504,300
RELX PLC (United Kingdom)
8.625%, 1/15/19	USD	58,000	66,819
3.125%, 10/15/22	USD	344,000	352,622
Sprint Corp. (United States) 6.00%, 12/1/16	USD	700,000	703,500
Telecom Italia SPA (Italy)
6.375%, 6/24/19	GBP	400,000	575,117
7.721%, 6/4/38	USD	775,000	848,625
Time Warner, Inc. (United States)
7.625%, 4/15/31	USD	275,000	390,185
7.70%, 5/1/32	USD	600,000	854,471
TransCanada Corp. (Canada) 5.625%, 5/20/75(b)	USD	1,350,000	1,366,875
Twenty-First Century Fox, Inc. (United States)
6.15%, 3/1/37	USD	125,000	157,375
6.65%, 11/15/37	USD	450,000	594,444
Ultrapar Participacoes SA (Brazil) 5.25%, 10/6/26(c)	USD	750,000	748,275
Verizon Communications, Inc. (United States) 6.40%, 2/15/38	USD	600,000	767,968
Vulcan Materials Co. (United States) 7.50%, 6/15/21	USD	588,000	714,420
Zoetis, Inc. (United States) 4.50%, 11/13/25	USD	325,000	364,545

			28,641,588
UTILITIES: 2.9%
Dominion Resources, Inc. (United States) 5.75%, 10/1/54(b)	USD	1,100,000	1,138,280
Enel SPA (Italy)
6.80%, 9/15/37(c)	USD	650,000	860,261
6.00%, 10/7/39(c)	USD	200,000	242,363

			2,240,904

			40,938,110

TOTAL DEBT SECURITIES (Cost $73,264,069)			73,660,503
SHORT-TERM INVESTMENTS: 4.0%
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	USD	74,797	74,797
REPURCHASE AGREEMENT: 3.9%
Fixed Income Clearing Corporation(e) 0.15%, dated 9/30/16, due 10/3/16, maturity value $2,969,037	USD	2,969,000	2,969,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,043,797)			3,043,797

	PAR VALUE	VALUE
TOTAL INVESTMENTS (Cost $76,307,866)	100.4%	76,704,300
OTHER ASSETS LESS LIABILITIES	(0.4%)	(257,936)

NET ASSETS	100.0%	$76,446,364

(a)	Inflation-linked
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, all such securities in total represented $17,676,257 or 23.1% of total net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Subsidiary (see below)
(e)	Repurchase agreement is collateralized by U.S. Treasury Inflation Indexed Note 2.625%, 7/15/17. Total collateral value is $3,032,518.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

GDN: Global Depositary Note

GO: General Obligation

RB: Revenue Bond

CAD:Canadian Dollar

CLP:Chilean Peso

COP:Colombian Peso

EUR:Euro

GBP:British Pound

INR:Indian Rupee

KRW:South Korean Won

MXN:Mexican Peso

USD:United States Dollar

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	74	Dec 2016	$(9,703,250)	$(32,790)
Euro-Bund Future – Short Position	7	Dec 2016	(1,302,973)	(2,448)
Long Term U.S. Treasury Bond – Short Position	18	Dec 2016	(3,309,750)	50,582

				$15,344

CENTRALLY CLEARED INTEREST RATE SWAPS

		Contract Amount
Notional Amount	Expiration Date	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Pay Fixed/Receive Floating:
$825,000	5/6/24	2.72%	USD LIBOR 3-Month	$(91,829)
825,000	8/22/24	2.57%	USD LIBOR 3-Month	(77,886)
10,000	12/21/26	1.75%	USD LIBOR 3-Month	(46)
1,750,000	7/29/45	2.774%	USD LIBOR 3-Month	(418,689)

				$(588,450)

See accompanying Notes to Portfolio of Investments	Dodge & Cox Global Bond Fund LLC / 2

Portfolio of Investments (unaudited)	September 30, 2016

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell EUR:
Barclays	10/19/16	852,750	765,000	$(7,209)
Barclays	11/23/16	1,130,335	1,000,000	4,459
Contracts to sell GBP:
Barclays	3/15/17	1,340,705	1,010,000	27,002

Counterparty	Settle Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to buy INR:
Barclays	1/18/17	2,109,279	146,500,000	53,205

				$77,457

3 / Dodge & Cox Global Bond Fund LLC	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Interest rate swaps are valued daily based on prices received from independent pricing services, which represent the net present value of all future cash settlement amounts based on implied forward interest rates. Other financial instruments for which market quotes are readily available are valued at market value. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2016:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
Government	$—	$11,657,005	$—
Government-Related	—	5,912,994	—
Securitized	—	15,152,394	—
Corporate	—	40,938,110	—
Short-term Investments
Money Market Fund	74,797	—	—
Repurchase Agreement	—	2,969,000	—

Total Securities	$74,797	$76,629,503	$—

Other Financial Instruments
Futures Contracts
Appreciation	$50,582	$—	$—
Depreciation	(35,238)	—	—
Interest Rate Swaps
Depreciation	—	(588,450)	—
Forward Currency Contracts
Appreciation	—	84,666	—
Depreciation	—	(7,209)	—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at September 30, 2016 and December 31, 2015, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2016, the cost of investments for federal income tax purposes was $76,307,866. Net unrealized appreciation aggregated $396,434 of which $2,036,438 represented appreciated securities and $1,640,004 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Bond Fund LLC / 4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: November 23, 2016